UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond Fund	March 31, 2018
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (7.5%)
AmeriCredit Automobile Receivables Trust , Series 2017-2, Class B, 2.40%, 5/18/22, Callable 12/18/20 @ 100(a)	$255,000	$251,365
CarMax Auto Owner Trust , Series 2017-3, Class A4, 2.22%, 11/15/22, Callable 2/15/21 @ 100	213,000	208,716
Drive Auto Receivables Trust , Series 2017-3, Class B, 2.30%, 5/17/21, Callable 4/15/20 @ 100	115,000	114,361
Drive Auto Receivables Trust , Series 2017-1, Class B, 2.36%, 3/15/21, Callable 3/15/20 @ 100	185,000	184,481
DT Auto Owner Trust , Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 12/15/20 @ 100(b)(c)	230,000	229,142
DT Auto Owner Trust , Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 1/15/21 @ 100(b)(c)	130,000	129,182
Fairway Outdoor Funding LLC , Series 2012-1A, Class A2, 4.21%, 10/15/42, Callable 10/15/18 @ 100(a)(b)(c)	422,892	424,299
Santander Drive Auto Receivables Trust , Series 2017-2, Class B, 2.21%, 10/15/21, Callable 4/15/20 @ 100	300,000	298,277
Santander Drive Auto Receivables Trust , Series 2017-3, Class B, 2.19%, 3/15/22, Callable 8/15/20 @ 100	235,000	231,969
Santander Retail Auto Lease Trust , Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(b)(c)	225,000	225,027
World Financial Network Credit Card Master Trust , Series 2017-A, Class A, 2.12%, 3/15/24	300,000	295,054
World Omni Automobile Lease Securitization Trust , Series 2017-A, Class A3, 2.13%, 4/15/20, Callable 2/15/20 @ 100	540,000	535,533
Total Asset Backed Securities (Cost $3,150,663)		3,127,406

Collateralized Mortgage Obligations (2.1%)
Commercial Mortgage Trust , Series 2012-CR4, Class B, 3.70%, 10/15/45(b)(c)	305,000	300,991
GS Mortgage Securities Trust , Series 2012-GC6, Class B, 5.65%, 1/10/45(a)(b)(c)(d)	250,000	265,548
WF-RBS Commercial Mortgage Trust , Series 2012-C6, Class B, 4.70%, 4/15/45	300,000	309,764
Total Collateralized Mortgage Obligations (Cost $930,175)		876,303

Residential Mortgage Backed Securities (2.5%)
Ameriquest Mortgage Securities, Inc. , Series 2003-5, Class A6, 3.96%, 4/25/33, Callable 4/25/18 @ 100(d)	68,090	68,090
Countrywide Home Loans, Inc. , Series 2002-19, Class 1A1, 6.25%, 11/25/32, Callable 4/25/18 @ 100	73,999	73,999
Credit Suisse First Boston Mortgage Securities Corp. , Series 2002-HE16, Class M1, 3.19% (LIBOR01M+132bps), 10/25/32, Callable 4/25/18 @ 100(d)	108,356	109,441
GSR Mortgage Loan Trust , Series 2004-10F, Class 6A1, 5.00%, 9/25/34, Callable 4/25/18 @ 100	19,200	19,200
JPMorgan Mortgage Trust , Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 4/25/33 @ 100(a)(b)(c)(d)	151,943	152,410

See notes to schedule of investments.

Security Description	Principal Amount	Value
JPMorgan Mortgage Trust , Series 2005-A3, Class 11A2, 3.73%, 6/25/35, Callable 4/25/18 @ 100(a)(d)	$320,450	$322,417
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 5/25/19 @ 100(a)	32,817	33,112
Prime Mortgage Trust , Series 2004-2, Class A3, 5.25%, 11/25/19, Callable 4/25/18 @ 100(a)	9,292	9,292
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 4/25/18 @ 100(a)	38,336	38,336
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 4/25/18 @ 100(a)(d)	766	777
Wells Fargo Mortgage Backed Securities Trust , Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 4/25/18 @ 100(a)	15,887	15,887
Wells Fargo Mortgage Backed Securities Trust , Series 2004-Y, Class 3A1, 3.74%, 11/25/34, Callable 4/25/18 @ 100(a)(d)	148,341	148,341
Wells Fargo Mortgage Backed Securities Trust , Series 2004-6, Class A4, 5.50%, 6/25/34, Callable 4/25/18 @ 100	54,313	54,313
Total Residential Mortgage Backed Securities (Cost $1,043,125)		1,045,615

Corporate Bonds (41.9%)

Consumer Discretionary (3.9%):
Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100	150,000	124,290
Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100	200,000	210,954
BorgWarner, Inc., 4.63%, 9/15/20 (a)	500,000	518,345
Darden Restaurants, Inc., 3.85%, 5/1/27, Callable 2/1/27 @ 100	105,000	103,788
Hasbro, Inc., 6.35%, 3/15/40	240,000	277,999
Lear Corp., 3.80%, 9/15/27, Callable 6/15/27 @ 100	175,000	168,249
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	145,000	143,875
SES Global Americas Holdings GP, 5.30%, 3/25/44 (b)(c)	135,000	113,110
		1,660,610
Consumer Staples (4.1%):
Altria Group, Inc., 4.25%, 8/9/42	55,000	54,167
Church & Dwight Co., Inc., 2.88%, 10/1/22	135,000	133,051
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	70,000	73,427
Kerry Group Finance Services, 3.20%, 4/9/23, Callable 1/9/23 @ 100 (b)(c)	440,000	435,468
Mead Johnson Nutrition Co.
4.90%, 11/1/19 (a)	610,000	629,093
4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	120,000	124,543
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	122,000	139,082
Tyson Foods, Inc., 3.55%, 6/2/27, Callable 3/2/27 @ 100	108,000	104,207
		1,693,038
Energy (2.5%):
Dolphin Energy Ltd., 5.89%, 6/15/19 (b)(c)	175,200	178,641
Enable Midstream Partners LP, 4.40%, 3/15/27, Callable 12/15/26 @ 100	165,000	161,966
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	40,000	41,983
Marathon Petroleum Corp.
6.50%, 3/1/41, Callable 9/1/40 @ 100	65,000	79,534
5.85%, 12/15/45, Callable 6/15/45 @ 100	50,000	54,974
Statoil ASA, 3.95%, 5/15/43	65,000	65,722
Valero Energy Corp., 6.63%, 6/15/37	140,000	177,075

See notes to schedule of investments.

Security Description	Principal Amount	Value
Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	$270,000	$274,381
		1,034,276
Financials (11.2%):
Aflac, Inc., 2.88%, 10/15/26, Callable 7/15/26 @ 100	185,000	175,367
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	120,000	124,937
Bank of America Corp.
2.33%, (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (d)	130,000	127,137
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	285,000	273,594
BB&T Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	260,000	254,730
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100	95,000	94,464
4.20%, 10/29/25, Callable 9/29/25 @ 100	290,000	287,048
Cincinnati Financial Corp., 6.13%, 11/1/34	135,000	165,487
Citigroup, Inc.
4.50%, 1/14/22 (a)	165,000	171,414
4.13%, 7/25/28	95,000	93,859
JPMorgan Chase & Co.
3.38%, 5/1/23 (a)	205,000	202,276
5.60%, 7/15/41	115,000	139,071
5.40%, 1/6/42	75,000	88,709
KeyBank NA, 2.25%, 3/16/20	580,000	572,119
KeyCorp, 2.90%, 9/15/20, MTN	45,000	44,790
Morgan Stanley
3.75%, 2/25/23 (a)	300,000	303,144
3.13%, 7/27/26, MTN	205,000	193,883
Regions Bank, 7.50%, 5/15/18 (a)	500,000	502,690
SVB Financial Group
5.38%, 9/15/20	105,000	110,599
3.50%, 1/29/25	75,000	73,427
Synovus Financial Corp., 3.13%, 11/1/22, Callable 10/1/22 @ 100	140,000	136,021
The Goldman Sachs Group, Inc., 2.35%, 11/15/21, Callable 11/15/20 @ 100	115,000	110,977
UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (a)(b)(c)	250,000	248,265
Unum Group, 3.00%, 5/15/21, Callable 4/15/21 @ 100 (a)	125,000	123,911
Wells Fargo & Co., 4.90%, 11/17/45 (a)	80,000	83,927
		4,701,846
Health Care (4.6%):
Agilent Technologies, Inc., 3.05%, 9/22/26, Callable 6/22/26 @ 100	205,000	192,470
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	120,000	120,130
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20 (a)	200,000	207,772
Celgene Corp.
2.75%, 2/15/23, Callable 1/15/23 @ 100	70,000	67,230
3.90%, 2/20/28, Callable 11/20/27 @ 100	125,000	122,875
DENTSPLY Sirona, Inc., 4.13%, 8/15/21, Callable 5/15/21 @ 100	195,000	198,036
Express Scripts Holding Co.
2.25%, 6/15/19 (a)	210,000	208,583
4.80%, 7/15/46, Callable 1/15/46 @ 100	70,000	71,373
Gilead Sciences, Inc.
4.40%, 12/1/21, Callable 9/1/21 @ 100 (a)	465,000	483,911
4.80%, 4/1/44, Callable 10/1/43 @ 100	85,000	91,721
Humana, Inc., 3.95%, 3/15/27, Callable 12/15/26 @ 100	155,000	154,343
		1,918,444
Industrials (3.3%):
AerCap Ireland Capital Ltd., 3.75%, 5/15/19 (a)	400,000	402,660
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	60,000	54,036

See notes to schedule of investments.

Security Description	Principal Amount	Value
Carlisle Cos., Inc., 3.50%, 12/1/24, Callable 10/1/24 @ 100	$120,000	$117,632
Hexcel Corp., 3.95%, 2/15/27, Callable 11/15/26 @ 100	80,000	79,410
IDEX Corp., 4.20%, 12/15/21, Callable 9/15/21 @ 100	235,000	238,579
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	75,000	79,697
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	70,000	71,199
Southwest Airlines Co., 2.75%, 11/16/22, Callable 10/16/22 @ 100	150,000	147,138
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	167,000	165,263
		1,355,614
Information Technology (4.7%):
Activision Blizzard, Inc.
2.30%, 9/15/21, Callable 8/15/21 @ 100	180,000	173,992
6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (b)(c)	335,000	350,544
4.50%, 6/15/47, Callable 12/15/46 @ 100	80,000	80,614
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	98,000	107,903
Applied Materials, Inc., 5.10%, 10/1/35, Callable 4/1/35 @ 100	127,000	148,262
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	58,000	59,918
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (a)	395,000	400,818
Juniper Networks, Inc., 5.95%, 3/15/41	70,000	73,314
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	85,000	82,871
VMware, Inc.
2.30%, 8/21/20 (a)	290,000	282,095
2.95%, 8/21/22, Callable 7/21/22 @ 100	174,000	167,318
		1,927,649
Materials (2.9%):
Fresnillo PLC, 5.50%, 11/13/23 (b)(c)	200,000	211,938
LYB International Finance BV, 4.00%, 7/15/23	130,000	131,946
Lyondellbasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100 (a)	490,000	497,434
Newcrest Finance Pty Ltd., 5.75%, 11/15/41 (b)(c)	95,000	102,199
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40	50,000	58,092
Vale Overseas Ltd., 6.25%, 8/10/26	170,000	190,300
		1,191,909
Real Estate (0.7%):
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	115,000	108,912
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	200,000	197,022
		305,934
Telecommunication Services (1.7%):
AT&T, Inc.
2.30%, 3/11/19 (a)	500,000	498,160
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)(b)(c)	226,000	230,920
		729,080
Utilities (2.3%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	120,000	114,025
Consolidated Edison, Inc., 6.30%, 8/15/37	110,000	144,316
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100	315,000	320,982
Iberdrola International BV
6.75%, 9/15/33	35,000	43,208
6.75%, 7/15/36	70,000	88,428
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	105,000	120,689

See notes to schedule of investments.

Security Description	Principal Amount	Value
Public Service Enterprise Group, Inc., 4.00%, 6/1/44, Callable 12/1/43 @ 100	$115,000	$115,979
		947,627
Total Corporate Bonds (Cost $17,731,505)		17,466,027

Government National Mortgage Association (0.1%)
Multi-family (0.1%):
Collateralized Mortgage Obligations (0.1%):
Government National Mortgage Association 6.00%, 12/15/33	26,185	29,031
Total Government National Mortgage Association (Cost $26,877)		29,031

U.S. Government Mortgage Backed Agencies (37.5%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 (a)	47,278	48,869
Series 4139, Class DA1.25%, 12/15/27	620,940	588,906
5.50%, 6/1/38	63,109	69,060
7.00%, 9/1/38 (a)	20,939	23,912
Series 4320, Class AP3.50%, 7/15/39 - 11/1/47 (a)	1,477,917	1,483,152
Series 3713, Class PA2.00%, 2/15/40 - 3/15/40 (a)	786,647	768,624
4.50%, 1/1/41 - 7/1/44 (a)	1,170,631	1,232,814
Series 4049, Class AB2.75%, 12/15/41	124,421	123,740
Series 4494, Class JA3.75%, 5/15/42 (e)	402,785	410,825
		4,749,902
Federal Home Loan Mortgage Corp.,Structured Agency Credit Risk Debt Notes
3.82%(LIBOR01M+220bps), 2/25/24 (a)	393,566	405,195

Federal National Mortgage Association
6.00%, 8/1/21 - 2/1/37 (a)	301,021	328,206
5.50%, 4/1/22 - 1/1/38 (a)	176,763	192,458
7.00%, 8/1/23 - 6/1/32	30,031	33,630
7.50%, 12/1/29 - 2/1/31	30,413	34,318
8.00%, 6/1/30 - 9/1/30	21,295	24,496
5.00%, 12/1/34 - 11/1/36	15,021	16,226
3.41%(LIBOR12M+166bps), 12/1/36 (a)	47,094	48,728
4.50%, 12/1/38 - 6/1/40 (a)	1,149,752	1,207,093
Series 2013-33, Class UD2.50%, 4/25/39 - 12/25/47	461,721	447,946
Series 2013-137, Class A3.50%, 3/25/40 - 10/1/47 (a)	2,782,039	2,793,425
Series 2011-101, Class LA3.00%, 10/25/40 - 8/1/46 (a)	3,160,615	3,090,792
Series 2013-81, Class KA2.75%, 9/25/42	437,404	431,905
4.00%, 11/1/43 - 3/1/46 (a)	1,764,618	1,821,291
3.44%(LIBOR12M+169bps), 8/1/46 (a)	44,683	46,825
		10,517,339
Total U.S. Government Mortgage Backed Agencies (Cost $16,100,104)		15,672,436

See notes to schedule of investments.

Security Description	Principal Amount	Value
U.S. Treasury Obligations (3.7%)
U.S. Treasury Bills, 1.76%, 8/2/18 (a)(f)	$700,000	$695,791
U.S. Treasury Notes
1.75%, 5/31/22	407,000	394,700
2.00%, 8/15/25 (a)	454,000	432,688
Total U.S. Treasury Obligations (Cost $1,520,028)		1,523,179
Total Investments (Cost $40,502,477) — 95.3%		39,739,997
Other assets in excess of liabilities — 4.7%		1,942,712
NET ASSETS - 100.00%		$41,682,709

(a)                                 All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(b)                                 All or a portion of this security is on loan.

(c)                                  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $3,597,684 and amounted to 8.6% of net assets.

(d)                                 Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2018.

(e)                                  Security purchased on a when-issued basis.

(f)                                   Rate represents the effective yield at March 31, 2018.

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
10-Year U.S. Treasury Note Future	13	6/20/18	$1,563,092	$1,574,828	$11,736
30-Year U.S. Treasury Bond Future	30	6/20/18	4,287,037	4,398,750	111,713
5-Year U.S. Treasury Note Future	12	6/29/18	1,365,510	1,373,531	8,021
					$131,470

	Total unrealized appreciation				$131,470
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$131,470

See notes to schedule of investments.

Centrally Cleared

Credit Default Swap Agreements — Sell Protection (a)

The table below presents centrally cleared credit default swap contracts as of March 31, 2018

Underlying Instrument	Pay Fixed Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)	Value	Premiums Paid	Unrealized Depreciation
CDX North America High Yield Index; Series 29	5.00%	12/20/22	Daily	5.00%	$3,000,000	$196,402	$202,500	$(6,098)

(a)                   When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)                   Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)                    The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each  security included in the CDX North America High Yield Index.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond Fund	March 31, 2018
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (14.1%)
Ally Auto Receivables Trust , Series 14-2, Class B, 2.10%, 3/16/20, Callable 7/15/18 @ 100	$2,240,000	$2,236,882
American Express Credit Account Master Trust , Series 2014-1, Class B, 2.28% (LIBOR01M+50bps), 12/15/21(a)(b)	6,400,000	6,415,505
AmeriCredit Automobile Receivables Trust , Series 15-3, Class D, 3.34%, 8/8/21, Callable 1/8/20 @ 100(b)	2,600,000	2,609,669
AmeriCredit Automobile Receivables Trust , Series 2017-2, Class B, 2.40%, 5/18/22, Callable 12/18/20 @ 100(b)	2,715,000	2,676,300
AmeriCredit Automobile Receivables Trust , Series 16-3, Class C, 2.24%, 4/8/22, Callable 9/8/20 @ 100(b)	4,435,000	4,352,735
Avis Budget Rental Car Funding (AESOP) LLC , Series 14-1A, Class A, 2.46%, 7/20/20(b)(c)(d)	2,000,000	1,991,806
Avis Budget Rental Car Funding (AESOP) LLC , Series 13-1A, Class A, 1.92%, 9/20/19(b)(c)(d)	10,500,000	10,480,250
Chrysler Capital Auto Receivables Trust , Series 16-BA, Class B, 2.22%, 5/16/22, Callable 4/15/21 @ 100(c)(d)	4,180,000	4,105,174
CNH Equipment Trust , Series 14-B, Class A4, 1.61%, 5/17/21, Callable 6/15/18 @ 100(b)	2,520,423	2,518,253
Drive Auto Receivables Trust , Series 2017-1, Class B, 2.36%, 3/15/21, Callable 3/15/20 @ 100	1,985,000	1,979,434
Drive Auto Receivables Trust , Series 17-AA, Class C, 2.98%, 1/18/22, Callable 5/15/20 @ 100(c)(d)	2,115,000	2,115,780
DT Auto Owner Trust , Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 12/15/20 @ 100(c)(d)	2,420,000	2,410,976
Santander Drive Auto Receivables Trust , Series 2017-2, Class B, 2.21%, 10/15/21, Callable 4/15/20 @ 100	3,125,000	3,107,047
Santander Drive Auto Receivables Trust , Series 2017-3, Class B, 2.19%, 3/15/22, Callable 8/15/20 @ 100	2,540,000	2,507,234
Santander Drive Auto Receivables Trust , Series 16-3, Class C, 2.46%, 3/15/22, Callable 6/15/20 @ 100(b)	6,835,000	6,788,406
Santander Retail Auto Lease Trust , Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(c)(d)	2,400,000	2,400,286
World Financial Network Credit Card Master Trust , Series 2017-A, Class A, 2.12%, 3/15/24	3,155,000	3,102,989
Total Asset Backed Securities (Cost $62,180,339)		61,798,726

Collateralized Mortgage Obligations (9.4%)
BX Trust , Series 2017-APPL, Class A, 2.66% (LIBOR01M+88bps), 7/15/34(a)(b)(c)(d)	4,069,680	4,082,626
BX Trust , Series 2017-SLCT, Class B, 2.98% (LIBOR01M+120bps), 7/15/34(a)(b)(c)(d)	4,500,000	4,515,333
COMM Mortgage Trust , Series 2014-CR19, Class A2, 2.97%, 8/10/47(b)	5,873,765	5,882,750
COMM Mortgage Trust , Series 2014-CR15, Class A2, 2.93%, 2/10/47(b)	3,477,689	3,478,658
Drive Auto Recievables Trust , Series 2016-CA, Class B, 2.37%, 11/16/20, Callable 4/15/20 @ 100(c)(d)	5,104,292	5,101,755

See notes to schedule of investments.

Security Description	Principal Amount	Value
Galaxy CLO Ltd. , Series 2017-24A, Class A, 2.75% (LIBOR03M+112bps), 1/15/31, Callable 1/15/20 @ 100(a)(c)(d)	$2,000,000	$2,005,640
Great Wolf Trust , Series 2017-WOLF, Class A, 2.78% (LIBOR01M+85bps), 9/15/34(a)(b)(c)(d)	3,500,000	3,504,822
GS Mortgage Securities Trust , Series 2012-GC6, Class B, 5.65%, 1/10/45(a)(b)(c)(d)	3,500,000	3,717,671
GS Mortgage Securities Trust , Series 2013-GC16, Class A2, 3.03%, 11/10/46	1,650,144	1,652,069
JPMBB Commercial Mortgage Securities Trust , Series 2013-C15, Class A2, 2.98%, 11/15/45	1,637,243	1,639,027
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2013-C16, Class A2, 3.07%, 12/15/46(b)	731,745	732,507
Steele Creek CLO Ltd. , Series 2017-1A, Class A, 2.88% (LIBOR03M+125bps), 1/15/30, Callable 1/15/20 @ 100(a)(b)(c)(d)	2,825,000	2,846,326
Voya CLO Ltd. , Series 2017-4A, Class A1, 2.51% (LIBOR03M+113bps), 10/15/30, Callable 10/15/19 @ 100(a)(c)(d)	2,000,000	2,009,320
Total Collateralized Mortgage Obligations (Cost $41,604,909)		41,168,504

Residential Mortgage Backed Securities (8.0%)
Ameriquest Mortgage Securities, Inc. , Series 2003-5, Class A6, 3.96%, 4/25/33, Callable 4/25/18 @ 100(a)	15,485	15,485
Bank of America Mortgage Securities, Inc. , Series 03-J, Class 2A2, 3.73%, 11/25/33, Callable 4/25/18 @ 100(a)(b)	699,715	699,715
Bear Stearns Alt-A Trust , Series 03-3, Class 2A, 3.60%, 10/25/33, Callable 4/25/18 @ 100(a)(b)	2,518,203	2,518,203
Chase Mortgage Finance Corp. , Series 07-A1, Class 2A1, 3.68%, 2/25/37, Callable 10/25/26 @ 100(a)(b)	917,153	924,292
Credit Suisse First Boston Mortgage Securities Corp. , Series 04-AR7, Class 4A1, 3.51%, 11/25/34, Callable 4/25/18 @ 100(a)(b)	2,447,089	2,447,089
Credit Suisse First Boston Mortgage Securities Corp. , Series 04-5, Class 5A1, 5.00%, 8/25/19, Callable 5/25/18 @ 100	77,389	77,332
Credit Suisse First Boston Mortgage Securities Corp. , Series 03-11, Class 1A31, 5.50%, 6/25/33, Callable 4/25/18 @ 100(b)	212,136	212,136
Credit Suisse First Boston Mortgage Securities Corp. , Series 03-23, Class 2A8, 4.50%, 10/25/18(b)	29,846	29,973
GSR Mortgage Loan Trust , Series 04-15F, Class 5A1, 5.50%, 1/25/20, Callable 9/25/23 @ 100(b)	126,299	128,127
JPMorgan Mortgage Trust , Series 16-3, Class 1A3, 3.50%, 10/25/46, Callable 8/25/30 @ 100(a)(b)(c)(d)	1,087,458	1,090,798
JPMorgan Mortgage Trust , Series 14-5, Class A11, 3.00%, 10/25/29, Callable 11/25/23 @ 100(a)(b)(c)(d)	4,980,692	4,915,435
JPMorgan Mortgage Trust , Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 4/25/33 @ 100(a)(b)(c)(d)	1,899,292	1,905,125
JPMorgan Mortgage Trust , Series 17-1, Class A5, 3.50%, 1/25/47, Callable 9/25/38 @ 100(a)(b)(c)(d)	2,347,184	2,350,405
JPMorgan Mortgage Trust , Series 17-3, Class 2A2, 2.50%, 8/25/47, Callable 5/25/38 @ 100(a)(b)(c)(d)	2,750,877	2,670,527
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 5/25/19 @ 100(b)	59,408	59,942
JPMorgan Mortgage Trust , Series 04-S1, Class 1A7, 5.00%, 9/25/34, Callable 4/25/18 @ 100(b)	151,991	151,991

See notes to schedule of investments.

Security Description	Principal Amount	Value
JPMorgan Mortgage Trust , Series 06-A2, Class 5A1, 3.59%, 11/25/33, Callable 7/25/25 @ 100(a)(b)	$1,078,590	$1,082,362
JPMorgan Mortgage Trust , Series 05-A1, Class 6T1, 3.70%, 2/25/35, Callable 4/25/18 @ 100(a)(b)	264,724	267,334
JPMorgan Mortgage Trust , Series 05-A1, Class 3A1, 3.70%, 2/25/35, Callable 4/25/18 @ 100(a)(b)	1,022,590	1,032,167
Madison Park Funding Ltd. , Series 2017-26A, Class AR, 2.96% (LIBOR03M+120bps), 7/29/30(a)(c)(d)	2,250,000	2,264,063
Morgan Stanley Mortgage Loan Trust , Series 05-6AR, Class 1A1, 2.15% (LIBOR01M+28bps), 11/25/35, Callable 6/25/18 @ 100(a)(b)	516,621	512,661
Morgan Stanley Mortgage Loan Trust , Series 04-1, Class 1A9, 4.50%, 11/25/18, Callable 2/25/20 @ 100(b)	1,998	2,003
Prime Mortgage Trust , Series 2004-2, Class A3, 5.25%, 11/25/19, Callable 4/25/18 @ 100(b)	32,610	32,610
Prime Mortgage Trust , Series 04-2, Class A2, 4.75%, 11/25/19, Callable 4/25/18 @ 100(b)	58,001	58,001
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 4/25/18 @ 100(b)	139,577	139,577
Structured Adjustable Rate Mortgage Loan Trust , Series 04-6, Class 4A1, 3.54%, 6/25/34, Callable 4/25/18 @ 100(a)(b)	2,419,097	2,419,097
Structured Asset Mortgage Investments II Trust , Series 04-AR7, Class A1A, 2.51% (LIBOR01M+70bps), 4/19/35, Callable 4/19/18 @ 100(a)(b)	1,140,253	1,118,439
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 4/25/18 @ 100(a)(b)	3,971	4,027
Wells Fargo Mortgage Backed Securities Trust , Series 03-N, Class 2A1, 3.59%, 12/25/33, Callable 4/25/18 @ 100(a)(b)	576,289	576,289
Wells Fargo Mortgage Backed Securities Trust , Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 4/25/18 @ 100(b)	23,363	23,363
Wells Fargo Mortgage Backed Securities Trust , Series 05-AR12, Class 2A6, 3.74%, 6/25/35, Callable 4/25/18 @ 100(a)(b)	1,770,439	1,770,439
Wells Fargo Mortgage Backed Securities Trust , Series 04-Z, Class 2A2, 3.74%, 12/25/34, Callable 4/25/18 @ 100(a)(b)	750,192	750,192
Wells Fargo Mortgage Backed Securities Trust , Series 04-O, Class A1, 3.55%, 8/25/34, Callable 4/25/18 @ 100(a)(b)	822,094	822,094
Wells Fargo Mortgage Backed Securities Trust , Series 04-M, Class A7, 3.52%, 8/25/34, Callable 4/25/18 @ 100(a)(b)	1,460,103	1,460,103
Wells Fargo Mortgage Backed Securities Trust , Series 03-J, Class 2A1, 3.48%, 10/25/33, Callable 4/25/18 @ 100(a)(b)	253,020	253,020
Total Residential Mortgage Backed Securities (Cost $35,074,031)		34,784,416

Corporate Bonds (46.3%)
Consumer Discretionary (1.7%):
Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100 (c)	2,105,000	2,220,291
Hasbro, Inc., 3.15%, 5/15/21, Callable 3/15/21 @ 100	1,430,000	1,431,087
O’Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100 (b)	3,750,000	3,911,437
		7,562,815
Consumer Staples (2.1%):
Bat Capital Corp., 2.30%, 8/14/20 (c)(d)	3,750,000	3,676,350
Molson Coors Brewing Co., 1.45%, 7/15/19	3,750,000	3,681,263

See notes to schedule of investments.

Security Description	Principal Amount	Value
Pernod Ricard SA, 5.75%, 4/7/21 (c)(d)	$2,176,000	$2,334,326
		9,691,939
Energy (5.1%):
Buckeye Partners LP, 2.65%, 11/15/18, Callable 10/15/18 @ 100 (b)	4,150,000	4,141,659
Columbia Pipeline Group, Inc., 2.45%, 6/1/18	1,500,000	1,498,740
Enable Midstream Partner, 2.40%, 5/15/19, Callable 4/15/19 @ 100 (b)	5,000,000	4,944,950
LUKOIL International Finance BV, 6.13%, 11/9/20 (b)(c)(d)	5,185,000	5,502,322
Marathon Petroleum Corp., 3.40%, 12/15/20, Callable 11/15/20 @ 100	1,850,000	1,862,802
Pioneer Natural Resource Co., 7.50%, 1/15/20	2,085,000	2,244,002
Texas Gas Transmission LLC, 4.50%, 2/1/21, Callable 11/1/20 @ 100 (c)(d)	1,915,000	1,951,672
		22,146,147
Financials (15.9%):
Bank of America Corp.
2.25%, 4/21/20, MTN	2,000,000	1,969,520
2.33%, (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)	1,391,000	1,360,370
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100	1,790,000	1,779,904
2.50%, 5/12/20, Callable 4/12/20 @ 100	615,000	605,351
2.49%, (LIBOR03M+72bps), 1/30/23, Callable 12/30/22 @ 100 (a)	2,500,000	2,480,675
Citigroup, Inc.
1.75%, 5/1/18 (b)(c)	1,000,000	999,490
3.12%, (LIBOR03M+107bps), 12/8/21, Callable 11/8/21 @ 100 (a)(b)	3,500,000	3,550,399
Ford Motor Credit Co. LLC, 2.46%, 3/27/20 (b)	3,585,000	3,528,931
General Motors Financial Co., Inc., 3.25%, 5/15/18 (b)	8,000,000	8,005,840
HSBC Holdings PLC, 3.20%(LIBOR03M+150bps), 1/5/22 (a)(b)	1,750,000	1,803,848
JPMorgan Chase & Co., 2.97%(LIBOR03M+123bps), 10/24/23, Callable 10/24/22 @ 100 (a)(b)	1,750,000	1,777,493
MetLife, Inc., 6.82%, 8/15/18 (b)	7,000,000	7,098,490
Morgan Stanley
2.45%, 2/1/19 (b)	4,000,000	3,990,920
3.14%, (LIBOR03M+140bps), 10/24/23, Callable 10/24/22 @ 100 (a)(b)	1,750,000	1,787,748
Regions Bank
7.50%, 5/15/18 (b)	4,500,000	4,524,209
2.25%, 9/14/18, Callable 8/14/18 @ 100 (b)	3,330,000	3,324,206
S&P Global, Inc., 2.50%, 8/15/18	3,570,000	3,566,787
The Goldman Sachs Group, Inc.
6.15%, 4/1/18 (b)	2,000,000	2,000,000
2.90%, 7/19/18 (b)(c)	5,000,000	5,011,999
3.01%, (LIBOR03M+117bps), 11/15/21, Callable 11/15/20 @ 100 (a)(b)	3,500,000	3,540,985
UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (b)(c)(d)	3,825,000	3,798,455
Unum Group, 3.00%, 5/15/21, Callable 4/15/21 @ 100 (b)	2,500,000	2,478,225
		68,983,845
Health Care (8.1%):
AbbVie, Inc., 2.00%, 11/6/18 (b)	5,000,000	4,982,600
Amgen, Inc., 2.20%, 5/11/20 (b)	6,051,000	5,955,938
Biogen, Inc., 2.90%, 9/15/20	5,333,000	5,299,188
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20 (b)	2,894,100	3,006,565
Celgene Corp., 2.88%, 2/19/21 (c)	4,345,000	4,314,064
Edwards Lifesciences Corp., 2.88%, 10/15/18 (c)	3,825,000	3,823,394
Express Scripts Holding Co., 2.25%, 6/15/19 (b)	4,057,000	4,029,615

See notes to schedule of investments.

Security Description	Principal Amount	Value
Universal Health Services, Inc., 3.75%, 8/1/19 (c)(d)	$4,177,000	$4,183,308
		35,594,672
Industrials (2.1%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19	2,319,000	2,429,524
Aercap Holdings NV, 4.63%, 10/30/20 (b)	3,715,000	3,822,326
IDEX Corp., 4.50%, 12/15/20, Callable 9/15/20 @ 100	2,565,000	2,627,919
		8,879,769
Information Technology (5.1%):
Activision Blizzard, Inc., 6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (c)(d)	4,095,000	4,285,008
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (b)	4,185,000	4,246,645
Juniper Networks, Inc., 3.13%, 2/26/19 (b)	7,120,000	7,130,253
Lam Research Group, 2.80%, 6/15/21, Callable 5/15/21 @ 100	1,178,000	1,164,418
NetApp, Inc., 2.00%, 9/27/19	1,875,000	1,846,238
VMware, Inc., 2.30%, 8/21/20 (b)	3,820,000	3,715,867
		22,388,429
Materials (2.3%):
Anglo American Capital PLC, 4.13%, 4/15/21 (b)(c)(d)	5,725,000	5,806,924
Martin Marietta Materials, Inc., 6.60%, 4/15/18 (b)	4,500,000	4,505,400
		10,312,324
Real Estate (0.4%):
Welltower, Inc., 6.13%, 4/15/20 (b)	1,650,000	1,747,334

Telecommunication Services (1.4%):
AT&T, Inc.
2.45%, 6/30/20, Callable 5/30/20 @ 100 (c)	3,500,000	3,459,050
2.72%, (LIBOR03M+89bps), 2/14/23 (a)	2,000,000	2,022,260
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 1/15/19 @ 102.69	637,000	620,419
		6,101,729
Utilities (2.1%):
Eversource Energy, 2.50%, 3/15/21, Callable 2/15/21 @ 100	2,900,000	2,852,614
Iberdrola Finance Ireland Ltd., 5.00%, 9/11/19 (b)(c)(d)	6,027,000	6,184,063
		9,036,677
Total Corporate Bonds (Cost $204,524,018)		202,445,680

U.S. Government Mortgage Backed Agencies (12.6%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (b)	3,803,686	4,091,841
5.50%, 10/25/23 (b)	10,799	11,344
Series 4430, Class NG2.50%, 2/15/38	3,588,359	3,556,182
7.00%, 9/1/38 (b)	10,050	11,478
Series 4320, Class AP3.50%, 7/15/39	2,003,195	2,017,414
Series 3713, Class PA2.00%, 2/15/40 - 3/15/40 (b)	8,397,356	8,204,964
Series 4049, Class AB2.75%, 12/15/41	1,336,158	1,328,850
		19,222,073
Federal National Mortgage Association
6.00%, 2/1/37 (b)	2,926,743	3,205,104
Series 2013-83, Class CA3.50%, 10/25/37 - 3/25/40	5,698,113	5,781,346
Series 2013-33, Class UD2.50%, 4/25/39	2,521,444	2,453,752
Series 2011-21, Class PA4.50%, 5/25/40 (b)	5,885,708	6,134,133

See notes to schedule of investments.

Security Description	Shares or Principal Amount	Value
Series 2011-101, Class LA3.00%, 10/25/40	$2,336,747	$2,331,414
5.00%, 2/1/41 - 10/1/41 (b)	14,708,746	15,840,034
3.44%(LIBOR12M+169bps), 8/1/46 (b)	15,647	16,397
		35,762,180
Total U.S. Government Mortgage Backed Agencies (Cost $56,251,483)		54,984,253

U.S. Treasury Obligations (7.1%)
U.S. Treasury Bills, 1.76%, 8/2/18 (b)(e)	16,750,000	16,649,268
U.S. Treasury Notes, 1.63%, 8/31/19 (b)	14,495,000	14,375,873
Total U.S. Treasury Obligations (Cost $31,100,622)		31,025,141

Collateral for Securities Loaned (1.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class , 1.76%(f)	966,944	966,944
Fidelity Investments Money Market Government Portfolio, Class I , 1.53%(f)	2,161,058	2,161,058
Fidelity Investments Prime Money Market Portfolio, Class I , 1.74%(f)	1,128,163	1,128,163
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class , 1.88%(f)	322,315	322,315
JPMorgan Prime Money Market Fund, Capital Class , 1.77%(f)	2,900,703	2,900,703
Total Collateral for Securities Loaned (Cost $7,479,183)		7,479,183
Total Investments (Cost $438,214,585) — 99.2%		433,685,903
Other assets in excess of liabilities — 0.8%		3,639,258
NET ASSETS - 100.00%		$437,325,161

(a)                                 Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2018.

(b)                                 All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(c)                                  All or a portion of this security is on loan.

(d)                                 Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $104,206,546 and amounted to 23.8% of net assets.

(e)                                  Rate represents the effective yield at March 31, 2018.

(f)                                   Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

See notes to schedule of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
2-Year U.S. Treasury Note Future	520	6/29/18	$110,485,494	$110,556,875	$71,381

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
5-Year U.S. Treasury Note Future	95	6/29/18	$10,821,683	$10,873,789	$(52,106)

	Total unrealized appreciation				$71,381
	Total unrealized depreciation				(52,106)
	Total net unrealized appreciation (depreciation)				$19,275

Centrally Cleared

Credit Default Swap Agreements — Sell Protection (a)

The table below presents centrally cleared credit default swap contracts as of March 31, 2018

Underlying Instrument	Pay Fixed Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)	Value	Premiums Paid	Unrealized Depreciation
CDX North America High Yield Index; Series 29	5.00%	12/20/22	Daily	5.00%	$28,000,000	$1,833,087	$1,890,000	$(56,913)
CDX North America Investment Grade 5 Year Index; Series 29	1.00%	12/20/22	Daily	1.00%	25,000,000	466,996	515,229	(48,233)
						$2,300,083	$2,405,229	$(105,146)

(a)                   When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)                   Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)                    The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index and CDX North America Investment Grade 5 Year Index.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory High Yield Fund	March 31, 2018
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (2.7%)
Consumer Discretionary (2.4%):
AMC Entertainment Holdings, Inc., Class A	40,000	$562,000
AMC Networks, Inc., Class A(a)	6,000	310,200
AV Homes, Inc.(a)	23,000	426,650
Wynn Resorts Ltd.	2,000	364,720
		1,663,570
Energy (0.3%):
Sanchez Energy Corp.(a)(b)	54,000	169,020
Total Common Stocks (Cost $2,094,502)		1,832,590

Senior Secured Loans (24.2%)
Alphabet Holding Co., Inc., 2nd Lien Term Loan , 9.63% (LIBOR01M+775bps), 8/15/25, Callable 5/5/18 @ 102(c)	$1,100,000	1,004,850
Avaya, Inc., 1st Lien Term Loan B-Exit , 6.54% (LIBOR01M+475bps), 11/9/24, Callable 5/5/18 @ 101(c)	648,375	652,427
Bass Pro Group LLC, Term Loan B , 6.65% (LIBOR03M+5bps), 12/16/23, Callable 5/5/18 @ 100(c)	995,000	985,050
BJ’s Wholesale Club, Inc. , 9.19% (LIBOR02M+75bps), 1/27/25, Callable 5/5/18 @ 101(c)	850,000	851,326
Caesars Resort Collection LLC, 1st Lien Term Loan B , 4.63% (LIBOR01M+275bps), 10/2/24, Callable 5/5/18 @ 101(c)	997,500	1,003,844
Chesapeake Energy Corp. , 9.44% (LIBOR03M+75bps), 8/23/21, Callable 8/23/18 @ 104.25(c)	1,000,000	1,060,890
Cineworld Finance US, Inc., 1st Lien Term Loan B , 4.52% (US LIBOR), 2/22/25, Callable 5/5/18 @ 101(c)	650,000	648,895
Dayco Products LLC , 6.65% (LIBOR03M+5bps), 5/19/24, Callable 5/5/18 @ 101(c)	992,500	999,944
Hertz Corp., Term Loan B1 , 4.40% (LIBOR01M+275bps), 6/30/23, Callable 5/5/18 @ 100(c)(d)	1,000,000	999,530
Navistar, Inc., 1st Lien Term Loan B , 5.21% (LIBOR01M+35bps), 11/2/24, Callable 5/5/18 @ 101(c)	1,000,000	1,004,580
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan , 10.53% (LIBOR01M+875bps), 7/1/24, Callable 5/5/18 @ 101(c)	800,000	796,000
PetSmart, Inc. , 4.68% (LIBOR01M+3bps), 3/10/22, Callable 5/5/18 @ 100(c)	992,347	794,215
Prospect Medical Holdings, Inc., 1st Lien Term Loan B , 7.44% (US LIBOR), 2/24/24, Callable 5/5/18 @ 101(c)	650,000	650,000
Radiate Holdco LLC , 4.88% (LIBOR01M+3bps), 2/1/24, Callable 5/5/18 @ 101(c)	997,481	991,247
Reynolds Group Holdings, Inc., 1st Lien Term Loan B , 4.63% (LIBOR01M+275bps), 2/5/23, Callable 5/5/18 @ 100(c)	1,310,092	1,316,170
Titan Acquisition Ltd. / Titan Co-Borrower LLC , 7.75%, 4/15/26, Callable 4/15/21 @ 103.88(b)(e)	1,000,000	998,160
Travelport Corporate Finance PLC , 6.00%, 3/15/26, Callable 3/15/21 @ 103(b)(e)	340,000	341,374
Utz Quality Foods LLC, 2nd Lien Term Loan , 9.10% (LIBOR01M+725bps), 11/21/25, Callable 5/5/18 @ 102(c)	700,000	706,706

See notes to schedule of investments.

Security Description	Principal Amount	Value
Windstream Services LLC, 1st Lien Term Loan , 5.06% (LIBOR01M+325bps), 2/8/24, Callable 5/5/18 @ 100(c)	$496,182	$442,534
Total Senior Secured Loans (Cost $16,346,763)		16,247,742

Corporate Bonds (71.0%)
Consumer Discretionary (14.5%):
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88 (b)(f)	1,000,000	985,130
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/1/21 @ 102.38	600,000	577,698
American Axle & Manufacturing, Inc., 6.63%, 10/15/22, Callable 5/7/18 @ 103.31 (b)	310,000	320,701
AV Homes, Inc., 6.63%, 5/15/22, Callable 5/15/19 @ 103.31	325,000	331,936
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94	600,000	555,570
Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	610,000	636,419
Cablevision Systems Corp., 5.88%, 9/15/22 (b)	1,000,000	992,150
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21, Callable 5/7/18 @ 102.56 (b)(e)	600,000	600,630
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23, Callable 2/15/20 @ 105.25 (b)(e)	1,000,000	1,026,200
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (b)(e)	1,000,000	1,040,010
Scientific Games International, Inc., 6.63%, 5/15/21, Callable 5/7/18 @ 104.97 (b)	1,200,000	1,229,208
VOC Escrow Ltd., 5.00%, 2/15/28, Callable 2/15/23 @ 102.5 (b)(e)	650,000	617,403
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	1,000,000	907,180
		9,820,235
Consumer Staples (6.0%):
Apex Tool Group LLC /BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 2/15/19 @ 102 (b)(e)	1,000,000	998,230
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13 (b)(e)(f)	759,000	749,520
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (b)(e)	1,000,000	1,025,360
JBS USA LUX SA / JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38 (b)(e)	670,000	643,957
Post Holdings, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5 (b)(e)	600,000	566,670
		3,983,737
Energy (10.3%):
Calumet Specialty Products Partners LP, 7.63%, 1/15/22, Callable 5/7/18 @ 103.81 (f)	1,550,000	1,532,097
Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100	1,400,000	999,600
Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 1/30/26, Callable 1/30/21 @ 104.13 (b)(e)	650,000	647,108
Ensco PLC, 5.75%, 10/1/44, Callable 4/1/44 @ 100 (f)	1,245,000	845,455
Noble Holding International Ltd., 6.20%, 8/1/40	1,400,000	927,444
Transocean, Inc., 6.80%, 3/15/38 (b)(f)	1,400,000	1,096,774
Whiting Petroleum Corp., 5.75%, 3/15/21, Callable 12/15/20 @ 100 (b)	830,000	838,640
		6,887,118
Financials (2.6%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 2/15/20 @ 105 (b)(e)	900,000	900,000
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25, Callable 5/15/20 @ 104 (b)(e)(f)	950,000	890,179
		1,790,179

See notes to schedule of investments.

Security Description	Principal Amount	Value
Health Care (13.8%):
Air Medical Group Holdings, Inc., 6.38%, 5/15/23, Callable 5/15/18 @ 103.19 (b)(e)	$1,000,000	$950,270
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (b)(e)	1,000,000	984,940
Kindred Healthcare, Inc., 8.00%, 1/15/20 (f)	1,000,000	1,061,040
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 5/7/18 @ 103.31 (b)(e)(f)	1,000,000	985,130
Polaris Intermediate Corp., 8.50%, 12/1/22, Callable 6/1/19 @ 104 (b)(e)	670,000	683,769
Quorum Health Corp., 11.63%, 4/15/23, Callable 4/15/19 @ 108.72 (b)	650,000	688,870
Sotera Health Topco, Inc., 8.13%, 11/1/21, Callable 5/7/18 @ 102 (b)(e)	1,000,000	1,003,520
Surgery Center Holdings, 6.75%, 7/1/25, Callable 7/1/20 @ 103.38 (b)(e)	1,000,000	970,080
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94 (b)(e)(f)	1,000,000	883,170
Vizient, Inc., 10.38%, 3/1/24, Callable 3/1/19 @ 107.78 (b)(e)	1,000,000	1,108,059
		9,318,848
Industrials (13.7%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 5/15/18 @ 105.53 (b)(e)(f)	1,000,000	975,170
Beacon Escrow Corp., 4.88%, 11/1/25, Callable 11/1/20 @ 102.44 (b)(e)	1,330,000	1,266,825
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24, Callable 3/15/20 @ 104.63 (b)(e)	1,000,000	1,072,860
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41	1,000,000	970,000
Flexi-Van Leasing, Inc., 10.00%, 2/15/23, Callable 2/15/20 @ 107.5 (b)(e)	330,000	327,525
Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 2/15/19 @ 107.13	800,000	891,832
Pisces Midco, Inc., 8.00%, 4/15/26, Callable 4/15/21 @ 104 (b)(d)(e)	1,000,000	1,010,000
Triumph Group, Inc., 4.88%, 4/1/21, Callable 5/7/18 @ 101.22	1,000,000	973,020
W/S Packaging Holdings, Inc., 9.00%, 4/15/23, Callable 4/15/20 @ 104.5 (b)(d)(e)	800,000	812,000
XPO Logistics, Inc., 6.50%, 6/15/22, Callable 6/15/18 @ 103.25 (b)(e)	925,000	955,016
		9,254,248
Information Technology (1.6%):
Hughes Satellite Systems Corp.
7.63%, 6/15/21	400,000	429,140
6.63%, 8/1/26	670,000	670,047
		1,099,187
Materials (2.1%):
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13 (b)(e)	670,000	669,015
Reynolds Group Issuer, Inc., 7.00%, 7/15/24, Callable 7/15/19 @ 103.5 (b)(e)	680,000	710,355
		1,379,370
Telecommunication Services (5.2%):
Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104 (b)(e)(f)	1,000,000	1,050,370
Sprint Corp., 7.13%, 6/15/24	1,000,000	974,830
Telesat Canada/Telesat LLC, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66 (b)(e)(f)	1,000,000	1,097,520
Windstream Services LLC/Windstream Finance Corp., 8.75%, 12/15/24, Callable 12/15/22 @ 102.5 (b)(e)	446,000	264,518
		3,387,238

See notes to schedule of investments.

Security Description	Shares or Principal Amount	Value
Utilities (1.2%):
GenOn Escrow Corp., 9.50%, 10/15/18 (b)(g)	$1,000,000	$806,560
Total Corporate Bonds (Cost $47,885,355)		47,726,720

Collateral for Securities Loaned (17.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class , 1.76%(h)	1,545,307	1,545,307
Fidelity Investments Money Market Government Portfolio, Class I , 1.53%(h)	3,453,662	3,453,662
Fidelity Investments Prime Money Market Portfolio, Class I , 1.74%(h)	1,802,956	1,802,956
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class , 1.88%(h)	515,102	515,102
JPMorgan Prime Money Market Fund, Capital Class , 1.77%(h)	4,635,715	4,635,715
Total Collateral for Securities Loaned (Cost $11,952,743)		11,952,742

Total Investments (Cost $78,279,363) — 115.7%		77,759,794
Liabilities in excess of other assets — (15.7)%		(10,530,393)
NET ASSETS - 100.00%		$67,229,401

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security is on loan.

(c)                                  Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2018.

(d)                                 Security purchased on a when-issued basis.

(e)                                  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $28,824,913 and amounted to 42.9% of net assets.

(f)                                   All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(g)                                  Defaulted security.

(h)                                 Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

PLC—Public Limited Company

US LIBOR—US Dollar London InterBank Offered Rate

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Tax-Exempt Fund	March 31, 2018
(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.3%)
California (5.2%):
Golden State Tobacco Securitization Corp., Series A-1, 5.75%, 6/1/47, Continuously Callable @ 100	$4,355,000	$4,355,827
Connecticut (4.3%):
Connecticut Health and Educational Facilities Authority Revenue Bonds, Series 2016CT, 5.00%, 12/1/41, Continuously Callable @ 100	3,185,000	3,576,341
District of Columbia (1.9%):
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series 2011C, 5.00%, 10/1/28, Continuously Callable @ 100	1,500,000	1,626,525
Florida (2.6%):
Miami-Dade County Public Facilities Revenue & Revenue Refunding Bonds, Series 2015A, 5.00%, 6/1/33, Continuously Callable @ 100	2,000,000	2,240,260
Illinois (21.2%):
Chicago Board of Education Dedicated Capital Improvement, 6.00%, 4/1/46, Continuously Callable @ 100(a)	3,775,000	4,442,836
Chicago General Obligation Refunding Bonds
Series A, 5.75%, 1/1/33, Continuously Callable @ 100	2,000,000	2,192,720
Series A, 6.00%, 1/1/38, Continuously Callable @ 100	1,000,000	1,123,780
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series 2014, 5.00%, 12/1/44, AGC, Continuously Callable @ 100	2,450,000	2,691,717
Chicago Wastewater Transmission Revenue Bonds, Series A, 5.00%, 1/1/47, Continuously Callable @ 100	2,000,000	2,153,640
Chicago Wastewater Transmission Revenue Refunding Bonds, Series 2008C, 5.00%, 1/1/34, Continuously Callable @ 100	1,000,000	1,085,780
Illinois General Obligation Bonds
Series 2013, 5.50%, 7/1/27, Continuously Callable @ 100	2,000,000	2,108,600
Series D, 5.00%, 11/1/26	2,000,000	2,078,040
		17,877,113
Kansas (1.8%):
Kansas Development Finance Authority Hospital Revenue Bonds
5.50%, 11/15/29, Pre-refunded 11/15/19 @ 100	35,000	37,051
5.50%, 11/15/29, Continuously Callable @ 100	1,465,000	1,545,311
		1,582,362
Kentucky (1.8%):
Boone CO Kentucky Pollution Control Revenue Bonds, 1.64%, 8/1/27, Callable 5/1/18 @ 100, Sumitomo Mitsui Banking Corp.(b)	1,500,000	1,500,000
Massachusetts (1.3%):
University of Massachusetts Building Authority Project Revenue Bonds, Series 2014-1, 5.00%, 11/1/39, Continuously Callable @ 100	1,000,000	1,130,970
Missouri (2.5%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @ 100	2,000,000	1,954,140
Missouri Environmental Impact & Energy Resource Authority, Water Pollution Control & Drinking Water Revenue, 5.75%, 1/1/29, Continuously Callable @ 100	130,000	133,990
		2,088,130
New Jersey (10.7%):
New Jersey Economic Development Authority Biomedical Research Facilities Bonds, Series 2016A, 5.00%, 7/15/29, Continuously Callable @ 100(a)	885,000	962,172

See notes to schedule of investments.

Security Description	Principal Amount	Value
New Jersey Economic Development Authority School Facilities Construction Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @ 100(a)	$3,000,000	$3,256,560
New Jersey Health Care Facilities Financing Authority Revenue & Refunding Bonds, Series 2015A, 5.00%, 7/1/46, AGC, Continuously Callable @ 100(a)	1,500,000	1,661,295
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, 5.00%, 6/15/28, Continuously Callable @ 100	1,000,000	1,107,070
Tobacco Settlement Fing Corp., Series 1A, 5.00%, 6/1/41, Continuously Callable @ 100	2,000,000	1,999,720
		8,986,817
New York (10.8%):
Metropolitan Transportation Authority Dedicated Tax Green Fund Bonds, Series 2016B-1, 5.00%, 11/15/56, Continuously Callable @ 100	1,545,000	1,752,154
New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, 5.75%, 6/1/43, Continuously Callable @ 100	200,000	200,384
New York Utility Debt Securitization Authority Restructuring Bonds, Series 2013 TE, 5.00%, 12/15/41, Continuously Callable @ 100	1,500,000	1,684,560
Port Authority of New York & New Jersey Consolidated Bonds, 5.00%, 12/1/32, Continuously Callable @ 100	1,000,000	1,111,050
Port Authority of New York and New Jersey Consolidated Bonds, 5.00%, 10/1/30, Continuously Callable @ 100	2,000,000	2,176,500
TSASC, Inc. Tobacco Settlement Bonds, Series A, 5.00%, 6/1/41, Continuously Callable @ 100	2,000,000	2,197,780
		9,122,428
Oregon (3.6%):
Oregon Department of Transportation Highway User Tax Revenue Bonds, Series 2013A, 5.00%, 11/15/38, Continuously Callable @ 100	1,000,000	1,124,820
Oregon State Facilities Authority Revenue Bonds, Series A, 5.00%, 7/1/47, Continuously Callable @ 100	1,500,000	1,727,055
Oregon State Lottery Revenue Bonds, Series A, 5.25%, 4/1/30, Continuously Callable @ 100	205,000	223,823
		3,075,698
Pennsylvania (12.9%):
Berks County Industrial Development Authority Revenue Bonds, 5.00%, 5/15/37, Continuously Callable @ 103	2,000,000	2,166,140
Commonwealth Financing Authority Revenue Bonds, 5.00%, 6/1/35, Continuously Callable @ 100	1,000,000	1,106,410
Franklin County Industrial Development Authority, Fixed Rate Revenue Bonds, Series 2010, 5.30%, 7/1/30, Continuously Callable @ 100	1,000,000	1,060,170
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010E, 5.00%, 5/15/31, Continuously Callable @ 100	1,000,000	1,050,820
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014 A, 5.00%, 12/1/44, Continuously Callable @ 100	2,000,000	2,185,180
Philadelphia School District, General Obligation Bonds
5.00%, 9/1/38, Continuously Callable @ 100(c)	1,200,000	1,333,608
Series 2016F, 5.00%, 9/1/37, Continuously Callable @ 100	1,815,000	1,989,186
		10,891,514
Tennessee (1.9%):
Johnson City Health & Educational Facilities Board, Hospital Refunding Revenue Bonds, Series 2010A, 5.63%, 7/1/30, Continuously Callable @ 100	1,500,000	1,598,130
Texas (10.2%):
Canadian River Municipal Water Authority, Subordinate Lien Contract Revenue Bonds, Series 2011, 5.00%, 2/15/26, Continuously Callable @ 100(a)	2,000,000	2,158,260

See notes to schedule of investments.

Security Description	Principal Amount	Value
Fort Worth International Airport Joint Revenue Bonds, Series A, 5.00%, 11/1/38, Continuously Callable @ 100	$1,000,000	$1,054,550
Lower Colorado River Authority Refunding Revenue Bonds, Series 2013, 5.50%, 5/15/32, Continuously Callable @ 100	1,000,000	1,129,520
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
Series A, 5.00%, 4/1/37, Continuously Callable @ 100	1,500,000	1,595,985
Serries A1, 5.00%, 7/1/47, Continuously Callable @ 102	500,000	532,930
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Series 2009, 6.88%, 12/31/39, Continuously Callable @ 100(a)	2,130,000	2,297,801
		8,769,046
Utah (1.3%):
Utah Infrastructure Agency Revenue Bonds, Series A, 5.00%, 10/15/40, Continuously Callable @ 100	1,000,000	1,092,070

Vermont (1.2%):
Vermont Educational and Health Buildings Financing Agency Revenue Bonds, Series 2016A, 5.00%, 10/15/46, Continuously Callable @ 100	1,000,000	1,048,010

Washington (3.1%):
Richland Electric Utility Revenue Bonds, 5.00%, 11/1/41, Continuously Callable @ 100	2,370,000	2,649,233
Total Municipal Bonds (Cost $80,567,588)		83,210,474
Total Investments (Cost $80,567,588) — 98.3%		83,210,474
Other assets in excess of liabilities — 1.7%		1,481,297
NET ASSETS - 100.00%		$84,691,771

(a)                                 All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(b)                                 Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2018.

(c)                                  Security purchased on a when-issued basis.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory High Income Municipal Bond Fund	March 31, 2018
(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (96.2%)
Arizona (1.7%):
Tempe Industrial Development Authority Revenue Refunding Bonds, Friendship Village of Tempe, Series 2012 A, 6.25%, 12/1/42, Continuously Callable @ 100	$1,000,000	$1,059,290
California (5.3%):
California Public Works Board, Lease Revenue Bonds, Series 2019 I-1, 6.63%, 11/1/34, Continuously Callable @ 100	30,000	30,248
Golden State Tobacco Securitization Corp., Series A-1, 5.75%, 6/1/47, Continuously Callable @ 100	3,350,000	3,350,636
		3,380,884
Colorado (4.7%):
Regional Transportation District, Denver Transit Partners Eagle P3 Project
Series 2010, 6.00%, 1/15/26, Continuously Callable @ 100	670,000	726,635
Series 2010, 6.00%, 1/15/34, Continuously Callable @ 100	2,000,000	2,159,420
		2,886,055
District of Columbia (2.4%):
District of Columbia Tobacco Settlement Financing Corp., 6.50%, 5/15/33(a)	1,305,000	1,463,166
Florida (12.7%):
Miami-Dade County Health Facilities Authority, 6.13%, 8/1/42, Continuously Callable @ 100	500,000	539,300
Osceola County Expressway System Revenue Bonds, Poinciana Parkway Project, Series 2014A, 5.38%, 10/1/47, Continuously Callable @ 100	1,500,000	1,588,170
Sumter County Village Community Development District No. 10 Special Assessment Revenue Bonds, Series 2014, 5.75%, 5/1/31, Continuously Callable @ 100	1,340,000	1,528,940
Sumter County Village Community Development District No. 8 Special Assessment Refunding Revenue Bonds, Series 2010, 6.13%, 5/1/39, Continuously Callable @ 100	1,930,000	2,020,652
Sumter County Village Community Development District No. 8 Special Assessment Revenue Bonds, Series 2010, 6.13%, 5/1/40, Continuously Callable @ 100	1,990,000	2,083,470
		7,760,532
Illinois (15.3%):
Chicago Board of Education Dedicated Capital Improvement, 6.00%, 4/1/46, Continuously Callable @ 100(a)	2,500,000	2,942,275
Chicago General Obligation Refunding Bonds
Series 2015C, 5.00%, 1/1/38, Continuously Callable @ 100	1,000,000	1,025,890
Series A, 6.00%, 1/1/38, Continuously Callable @ 100	1,000,000	1,123,780
Chicago O’Hare International Airport General Airport Third Lien Revenue Bonds, 5.75%, 1/1/39, Continuously Callable @ 100	240,000	261,840
Illinois Finance Authority Revenue & Refunding Bonds, Series 2009, 6.50%, 4/1/44, Continuously Callable @ 100	755,000	792,357
Illinois General Obligation Bonds
Series June 2013, 5.50%, 7/1/25, Continuously Callable @ 100	1,000,000	1,061,840
Series June 2013, 5.50%, 7/1/33, Continuously Callable @ 100	1,000,000	1,044,800
Series June 2013, 5.50%, 7/1/38, Continuously Callable @ 100	1,250,000	1,302,875
		9,555,657
Kentucky (1.8%):
Kentucky Economic Development Finance Authority, Revenue Bonds, Series A, 5.00%, 12/1/45, Continuously Callable @ 100	1,000,000	1,115,760

Massachusetts (2.8%):
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue J

See notes to schedule of investments.

Security Description	Principal Amount	Value
Series 2011, 5.63%, 7/1/28, Continuously Callable @ 100(a)	$455,000	$492,601
Series 2011, 5.63%, 7/1/29, Continuously Callable @ 100(a)	920,000	992,947
Series 2011, 5.63%, 7/1/33, Continuously Callable @ 100(a)	230,000	245,813
		1,731,361
Missouri (4.2%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @ 100	2,650,000	2,589,236
New Jersey (10.1%):
New Jersey Economic Development Authority School Facilities Construction Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @ 100(a)	1,000,000	1,085,520
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Revenue Bonds, Series A, 5.00%, 7/1/33, Continuously Callable @ 100	500,000	551,140
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.75%, 12/1/28, Continuously Callable @ 100	900,000	967,275
South Jersey Port Corp., Revenue Bonds, Series B, 5.00%, 1/1/48, Continuously Callable @ 100	1,500,000	1,613,985
Tobacco Settlement Fing Corp., Series 1A, 5.00%, 6/1/41, Continuously Callable @ 100	2,005,000	2,004,719
		6,222,639
New Mexico (1.7%):
Farmington Pollution Control Revenue Refunding Bonds, Series 2010 D, 5.90%, 6/1/40, Continuously Callable @ 100(a)	1,000,000	1,059,550

New York (2.6%):
Port Authority of New York & New Jersey Special Project Bonds, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/1/36, Continuously Callable @ 100	1,500,000	1,633,575

North Dakota (2.3%):
Grand Forks, North Dakota Senior Housing and Nursing Facility Revenue Bonds, 5.00%, 12/1/36, Continuously Callable @ 100	1,500,000	1,442,745

Ohio (2.4%):
Richfield Joint Recreation District General Obligation Recreational Facilities Improvement Bonds, Series 2015, 5.25%, 12/1/42, Continuously Callable @ 100	1,500,000	1,504,440

Oklahoma (2.2%):
Oklahoma Development Finance Authority Continuing Care Retirement Community Revenue Refunding Bonds, Series 2012, 6.00%, 1/1/32, Continuously Callable @ 100	1,885,000	1,388,227

Oregon (0.9%):
Clackamas County Hospital Facility Authority Revenue Bonds, Series A, 5.00%, 11/15/52, Continuously Callable @ 102	500,000	540,065

Pennsylvania (6.6%):
Commonwealth Financing Authority, Revenue Bonds, 5.00%, 6/1/34, Continuously Callable @ 100	1,000,000	1,110,810
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project Revenue Bonds, Series 2009, 6.13%, 1/1/29, Continuously Callable @ 100	150,000	154,151
Dauphin County General Authority Health Systems Revenue Bonds, 6.00%, 6/1/36, Continuously Callable @ 100	230,000	240,408
Northampton County General Purpose Authority Pennsylvania College Revenue Bonds, Moravian College Project, Series 2016, 5.00%, 10/1/40, Continuously Callable @ 100	635,000	693,115
Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Bonds, Series A, 5.63%, 12/1/31, Pre-refunded 12/1/20 @ 100	335,000	367,663

See notes to schedule of investments.

Security Description	Principal Amount	Value
Philadelphia School District, General Obligation Bonds, Series 2015A, 5.00%, 9/1/35, Continuously Callable @ 100	$1,400,000	$1,524,236
		4,090,383
South Carolina (2.8%):
Lancaster County, Walnut Creek Improvement District Assessment Refunding Revenue Bonds, Series 2016A-1, 5.00%, 12/1/37, Continuously Callable @ 100	1,675,000	1,715,451

South Dakota (1.6%):
Oglala Sioux Tribe, 5.00%, 10/1/22, Callable 5/7/18 @ 100	1,000,000	999,150

Tennessee (2.6%):
Johnson City Health & Educational Facilities Board, Hospital Refunding Revenue Bonds, Series 2010A, 5.63%, 7/1/30, Continuously Callable @ 100	1,500,000	1,598,130

Texas (6.1%):
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
Series A, 5.00%, 4/1/42, Continuously Callable @ 100	1,500,000	1,587,210
Series B, 5.00%, 7/1/47, Continuously Callable @ 102	1,000,000	1,018,910
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners Segments 3 LLC - Segments 3A & 3B Facility, Series 2013, 7.00%, 12/31/38, Continuously Callable @ 100	1,000,000	1,158,310
		3,764,430
Utah (0.9%):
Utah Charter School Finance Authority Revenue Bonds, 5.00%, 4/15/37, Continuously Callable @ 100	500,000	555,560

Vermont (0.8%):
Vermont Educational and Health Buildings Financing Agency Revenue Bonds, Series 2016A, 5.00%, 10/15/46, Continuously Callable @ 100	500,000	524,005

West Virginia (1.7%):
The Country Commission of Monongalia Country, WV Special District Excise Tax Revenue, Refunding and Improvement Bonds, Series 2017A, 5.75%, 6/1/43, Continuously Callable @ 100	1,000,000	1,046,600
Total Municipal Bonds (Cost $57,915,994)		59,626,891
Total Investments (Cost $57,915,994) — 96.2%		59,626,891
Other assets in excess of liabilities — 3.8%		2,328,944
NET ASSETS - 100.00%		$61,955,835

(a)                                 All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

LLC—Limited Liability Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Floating Rate Fund	March 31, 2018
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.0%)(a)
Health Care (0.0%):(a)
New Millennium Holdco, Inc.	207,152	$4,143
Total Common Stock (Cost $899,152)		4,143

Senior Secured Loans (86.0%)
Acrisure LLC, 1st Lien Term Loan B , 5.99% (LIBOR02M+425bps), 11/22/23, Callable 5/5/18 @ 101(b)	$3,910,599	3,954,593
Admi Corp., Term Loan B , 5.57% (LIBOR01M+375bps), 4/30/22, Callable 5/5/18 @ 100(b)	947,089	949,457
Admi Corp., Term Loan B , 5.57% (LIBOR03M+375bps), 4/30/22, Callable 5/5/18 @ 100(b)	7,335,532	7,353,870
Advanced Disposal Services, Inc. , 3.98% (LIBOR01W+225bps), 11/10/23, Callable 5/5/18 @ 101(b)	8,364,442	8,382,760
Albertson’s LLC, 1st Lien Term Loan B-5 , 5.29% (LIBOR03M+3bps), 12/21/22, Callable 5/5/18 @ 100(b)	6,895,524	6,819,880
Alphabet Holding Co., Inc., 1st Lien Term Loan , 5.15% (LIBOR01M+35bps), 8/15/24, Callable 5/5/18 @ 100(b)	5,572,000	5,170,816
Alphabet Holding Co., Inc., 2nd Lien Term Loan , 9.63% (LIBOR01M+775bps), 8/15/25, Callable 5/5/18 @ 102(b)	4,200,000	3,836,700
American Renal Holdings, Inc. , 5.13% (LIBOR01M+325bps), 6/15/24, Callable 5/5/18 @ 100(b)	7,146,000	7,139,283
Amneal Pharmaceuticals LLC, 1st Lien Term Loan B , 3/23/25(b)(c)	8,000,000	8,000,000
AmWINS Group, Inc. , 4.42% (LIBOR01M+275bps), 1/25/24, Callable 5/5/18 @ 100(b)	7,900,000	7,939,500
Apex Tool Group LLC, 1st Lien Term Loan B , 5.63% (US LIBOR), 2/1/22, Callable 5/5/18 @ 101(b)	7,232,493	7,215,714
Arch Coal, Inc. , 5.13% (LIBOR01M+325bps), 3/7/24, Callable 5/5/18 @ 101(b)	3,960,000	3,973,187
ASP AMC Merger Sub, Inc. , 5.80% (LIBOR03M+35bps), 4/13/24(b)	6,900,639	6,917,890
ATS Consolidated, Inc., 2nd Lien Term Loan , 9.40% (US LIBOR), 2/23/26, Callable 5/5/18 @ 102(b)	2,000,000	2,016,260
Avantor, Inc., 1st Lien Term Loan , 5.88% (LIBOR01M+4bps), 9/22/24, Callable 5/5/18 @ 101(b)	3,990,000	4,030,738
Avaya, Inc., 1st Lien Term Loan B-Exit , 6.54% (LIBOR01M+475bps), 11/9/24, Callable 5/5/18 @ 101(b)	7,481,250	7,528,008
Bass Pro Group LLC, Term Loan B , 6.65% (LIBOR03M+5bps), 12/16/23, Callable 5/5/18 @ 100(b)	7,462,500	7,387,874
BJ’s Wholesale Club, Inc. , 9.19% (LIBOR02M+75bps), 1/27/25, Callable 5/5/18 @ 101(b)	4,310,000	4,316,724
BJ’s Wholesale Club, Inc. , 5.19% (LIBOR03M+35bps), 2/3/24, Callable 5/5/18 @ 100(b)	8,932,500	8,920,352
Blount International, Inc., 1st Lien Term Loan B , 5.92% (LIBOR01M+425bps), 4/12/23, Callable 4/18/18 @ 100(b)	9,000,000	9,112,501
Boyd Gaming Corp. , 4.24% (LIBOR01W+25bps), 9/15/23, Callable 5/5/18 @ 100(b)	5,521,326	5,546,448
Brand Energy & Infrastructure Services, Inc., 1st Lien Term Loan , 6.00% (LIBOR03M+425bps), 6/21/24, Callable 5/5/18 @ 101(b)	8,932,500	9,005,657
BRP, Inc., Term Loan B , 4.38% (LIBOR02M+25bps), 6/30/23, Callable 5/5/18 @ 100(b)	7,750,506	7,815,920

See notes to schedule of investments.

Security Description	Principal Amount	Value
Builders FirstSource, Inc. , 4.69% (LIBOR03M+3bps), 2/29/24, Callable 5/5/18 @ 100(b)	$7,696,250	$7,725,111
Casa Systems, Inc. , 5.88% (LIBOR03M+4bps), 12/15/23, Callable 5/5/18 @ 100(b)	8,887,500	8,943,047
Change Healthcare LLC , 4.63% (LIBOR01M+275bps), 3/1/24, Callable 5/5/18 @ 100(b)	7,940,000	7,956,912
Chassx, Inc. , 7.28% (LIBOR03M+55bps), 11/10/23, Callable 5/5/18 @ 102(b)	2,971,667	2,979,096
Chassx, Inc. , 7.28% (LIBOR06M+55bps), 11/10/23, Callable 5/5/18 @ 102(b)	3,013,333	3,020,867
Chesapeake Energy Corp. , 9.44% (LIBOR03M+75bps), 8/23/21, Callable 8/23/18 @ 104.25(b)	10,500,000	11,139,345
CIBT Solutions, Inc., 1st Lien Term Loan , 6.05% (LIBOR03M+375bps), 6/1/24, Callable 5/5/18 @ 101(b)	5,955,000	5,977,331
Cineworld Finance US, Inc., 1st Lien Term Loan B , 4.52% (US LIBOR), 2/22/25, Callable 5/5/18 @ 101(b)(c)	9,000,000	8,984,700
Cole-Parmer , 5.80% (LIBOR03M+35bps), 3/21/24, Callable 5/5/18 @ 101(b)	6,930,019	6,964,669
Concentra, Inc., 1st Lien Term Loan , 4.53% (US LIBOR), 6/1/22, Callable 5/5/18 @ 101(b)	8,284,007	8,339,261
Consolidated Communications, Inc., 1st Lien Term Loan B , 5.33% (US LIBOR), 10/5/23, Callable 5/5/18 @ 100(b)(c)	5,000,000	4,927,650
Dayco Products LLC , 6.65% (LIBOR03M+5bps), 5/19/24, Callable 5/5/18 @ 101(b)	7,940,000	7,999,550
Dole Food Co., Inc. , 4.75% (Prime+275bps), 3/24/24, Callable 5/5/18 @ 100(b)	41,263	41,315
Dole Food Co., Inc. , 4.75% (LIBOR01M+275bps), 3/24/24, Callable 5/5/18 @ 100(b)	6,238,737	6,246,535
Eldorado Resorts, Inc. , 4.13% (LIBOR01M+225bps), 3/16/24, Callable 5/5/18 @ 100(b)	2,614,138	2,620,673
Eldorado Resorts, Inc. , 4.13% (LIBOR02M+225bps), 3/16/24, Callable 5/5/18 @ 100(b)	3,654,224	3,663,360
Engineered Machinery Holdings, Inc., 2nd Lien Term Loan , 9.55% (LIBOR02M+725bps), 7/19/25, Callable 5/5/18 @ 102(b)	4,021,277	4,038,045
Engineered Machinery Holdings, Inc., 2nd Lien Term Loan DD , 9.55% (LIBOR03M+725bps), 7/19/25, Callable 5/5/18 @ 102(b)(c)	478,723	480,720
First Data Corp., 1st Lien Term Loan , 4.12% (LIBOR01M+225bps), 7/10/22, Callable 5/5/18 @ 100(b)	6,476,653	6,485,396
Gates Global LLC, 1st Lien Term Loan B2 , 5.05% (LIBOR03M+3bps), 3/31/24, Callable 5/5/18 @ 101(b)	7,563,724	7,599,954
Genoa A Qol Healthcare Co. LLC, 1st Lien Term Loan , 5.13% (LIBOR01M+325bps), 10/28/23, Callable 5/5/18 @ 100(b)	5,910,338	5,941,721
Genoa Healthcare Co. LLC , 9.88% (LIBOR01M+8bps), 10/28/24, Callable 5/5/18 @ 101(b)	3,000,000	3,030,000
Golden Nugget, Inc., 1st Lien Term Loan , 4.98% (LIBOR01M+325bps), 10/4/23, Callable 5/5/18 @ 100(b)	4,338,564	4,376,005
Golden Nugget, Inc., 1st Lien Term Loan , 4.98% (LIBOR02M+325bps), 10/4/23, Callable 5/5/18 @ 100(b)	5,675,546	5,724,526
Greenway Health LLC , 6.55% (LIBOR03M+425bps), 2/16/24, Callable 5/5/18 @ 100(b)	5,955,000	5,992,219
Gulf Finance LLC, 1st Lien Term Loan B , 7.56% (LIBOR03M+525bps), 8/25/23, Callable 5/5/18 @ 100(b)	10,682,759	9,814,785
Hertz Corp., Term Loan B1 , 4.40% (LIBOR01M+275bps), 6/30/23, Callable 5/5/18 @ 100(b)	7,859,334	7,855,640

See notes to schedule of investments.

Security Description	Principal Amount	Value
Hub International, Ltd., 1st Lien Term Loan B , 4.84% (LIBOR03M+3bps), 10/2/20, Callable 5/5/18 @ 100(b)	$8,073,730	$8,112,968
Infor(US), Inc., 1st Lien Term Loan B6 , 4.63% (LIBOR03M+275bps), 2/1/22, Callable 5/5/18 @ 100(b)	8,634,088	8,647,298
Intelsat Jackson Holdings SA, 1st Lien Term Loan B3 , 5.71% (LIBOR03M+375bps), 6/30/19, Callable 5/5/18 @ 101(b)	10,000,000	10,000,000
Janus International Group LLC, 1st Lien Term Loan , 4.74% (US LIBOR), 2/9/25, Callable 5/5/18 @ 101(b)	3,000,000	2,983,140
Janus International Group LLC, 2nd Lien Term Loan , 9.49% (US LIBOR), 2/9/26, Callable 5/5/18 @ 102(b)	3,000,000	2,970,000
Kindred Healthcare, Inc., Term Loan B , 5.25% (LIBOR03M+35bps), 4/9/21, Callable 5/5/18 @ 100(b)	7,393,412	7,411,896
LBM Borrower LLC, 1st Lien Term Loan C , 5.63% (US LIBOR), 8/20/22, Callable 5/5/18 @ 101(b)	7,929,341	8,004,670
Leslie’s Poolmart, Inc., Term Loan B , 5.28% (LIBOR02M+375bps), 8/16/23, Callable 5/5/18 @ 100(b)	6,769,533	6,811,843
Monitronics International, Inc., Term Loan B2 , 7.80% (LIBOR03M+55bps), 9/30/22, Callable 5/5/18 @ 101(b)	5,171,250	5,025,834
Navicure, Inc., 1st Lien Term Loan , 5.63% (LIBOR01M+375bps), 11/1/24, Callable 5/1/18 @ 100(b)	3,990,000	4,004,963
Navicure, Inc., 2nd Lien Term Loan , 9.38% (LIBOR01M+75bps), 11/1/25, Callable 5/5/18 @ 102(b)	2,500,000	2,500,000
Navistar, Inc., 1st Lien Term Loan B , 5.21% (LIBOR01M+35bps), 11/2/24, Callable 5/5/18 @ 101(b)	7,500,000	7,534,350
nThrive, Inc., Term Loan B , 6.38% (LIBOR01M+45bps), 10/20/22, Callable 5/5/18 @ 100(b)	9,825,000	9,846,516
Ortho-Clinical Diagnostics, Inc., Term Loan B , 5.44% (LIBOR03M+375bps), 6/30/21, Callable 5/5/18 @ 100(b)	6,840,674	6,893,690
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan , 10.53% (LIBOR01M+875bps), 7/1/24, Callable 5/5/18 @ 101(b)	6,800,000	6,766,000
Peabody Energy , 5.38% (LIBOR01M+35bps), 3/31/22, Callable 5/5/18 @ 100(b)	5,164,279	5,170,735
PetSmart, Inc. , 4.68% (LIBOR01M+3bps), 3/10/22, Callable 5/5/18 @ 100(b)	8,175,727	6,543,362
PharMerica Corp., 1st Lien Term Loan , 5.21% (US LIBOR), 9/26/24, Callable 5/5/18 @ 101(b)	3,000,000	3,008,760
PharMerica Corp., 2nd Lien Term Loan , 9.46% (US LIBOR), 9/26/25, Callable 5/5/18 @ 102(b)	2,000,000	2,007,500
Pisces Midco, Inc. 1st Lien Term Loan B , 3/29/25(b)(c)	4,000,000	4,000,000
Prospect Medical Holdings, Inc., 1st Lien Term Loan B , 7.44% (US LIBOR), 2/24/24, Callable 5/5/18 @ 101(b)	8,000,000	8,000,000
Radiate Holdco LLC , 4.88% (LIBOR01M+3bps), 2/1/24, Callable 5/5/18 @ 101(b)	7,920,000	7,870,500
RBS Global, Inc., 1st Lien Term Loan B , 4.11% (US LIBOR), 8/21/23, Callable 5/5/18 @ 101(b)	4,810,336	4,835,590
Reynolds Group Holdings, Inc., 1st Lien Term Loan B , 4.63% (LIBOR01M+275bps), 2/5/23, Callable 5/5/18 @ 100(b)	9,102,715	9,144,951
Robertshaw US Holding Corp., 1st Lien Term Loan , 5.44% (US LIBOR), 2/15/25, Callable 5/5/18 @ 101(b)	2,000,000	2,015,620
Robertshaw US Holding Corp., 2nd Lien Term Loan , 9.94% (US LIBOR), 2/15/26, Callable 5/5/18 @ 102(b)	4,000,000	3,990,000

See notes to schedule of investments.

Security Description	Principal Amount	Value
Scientific Games International, Inc., 1st Lien Term Loan B5 , 4.45% (LIBOR01M+275bps), 8/14/24, Callable 5/5/18 @ 101(b)	$477,894	$479,414
Scientific Games International, Inc., 1st Lien Term Loan B5 , 4.45% (LIBOR02M+275bps), 8/14/24, Callable 5/5/18 @ 101(b)	2,015,856	2,022,266
Select Medical Corp. , 4.47% (Prime+35bps), 2/13/24, Callable 5/5/18 @ 101(b)	8,411,304	8,479,688
Select Medical Corp. , 4.47% (LIBOR03M+35bps), 2/13/24, Callable 5/5/18 @ 101(b)	3,696	3,726
Shutterfly, Inc., 1st Lien Term Loan B2 , 5.06% (US LIBOR), 8/17/24, Callable 5/5/18 @ 101(b)(c)	5,000,000	5,014,600
StandardAero Aviation Holdings, Inc. 1st Lien Term Loan , 5.63% (LIBOR01M+375bps), 7/7/22, Callable 5/5/18 @ 100(b)	7,800,000	7,862,166
Station Casinos LLC, Term Loan B , 4.38% (LIBOR01M+25bps), 6/8/23, Callable 5/5/18 @ 100(b)	7,748,736	7,768,883
Sterigenics-Nordion Holdings LLC , 4.88% (LIBOR01M+3bps), 5/15/22(b)	9,870,000	9,863,881
Tecomet, Inc., 1st Lien Term Loan B , 5.28% (Prime+35bps), 4/18/24, Callable 5/2/18 @ 100(b)	17,456	17,565
Tecomet, Inc., 1st Lien Term Loan B , 5.28% (LIBOR03M+35bps), 4/18/24, Callable 5/2/18 @ 100(b)	6,930,044	6,973,357
Telesat Canada , 4.70% (LIBOR02M+3bps), 11/17/23, Callable 5/5/18 @ 100(b)	10,862,775	10,894,494
Ti Group Automotive Systems LLC, Term Loan B , 4.38% (LIBOR01M+275bps), 6/30/22, Callable 5/5/18 @ 100(b)	4,009,248	4,019,271
Titan Acquisition Ltd. / Titan Co-Borrower LLC , 7.75%, 4/15/26, Callable 4/15/21 @ 103.88(d)	7,000,000	6,987,120
TKC Holdings, Inc., 2nd Lien Term Loan , 9.78% (LIBOR02M+8bps), 2/1/24, Callable 5/5/18 @ 101(b)	9,100,000	9,168,250
Tribune Media Co., 1st Lien Term C , 4.88% (LIBOR01M+3bps), 1/27/24, Callable 5/5/18 @ 100(b)	8,055,144	8,055,144
Tribune Media Co., Term Loan B , 4.88% (LIBOR01M+3bps), 12/27/20, Callable 5/5/18 @ 100(b)	646,287	646,287
Uniti Group, Inc. 1st Lien Term Loan B , 4.88% (LIBOR01M+3bps), 10/24/22, Callable 5/5/18 @ 100(b)	10,611,720	10,235,853
Univision Communications, 1st Lien Term Loan C5 , 4.63% (LIBOR01M+275bps), 3/15/24, Callable 5/5/18 @ 100(b)	9,803,751	9,636,302
USI, Inc., 1st Lien Term Loan B , 4.69% (LIBOR03M+3bps), 5/16/24, Callable 5/5/18 @ 101(b)	8,955,000	8,969,955
Total Senior Secured Loans (Cost $572,569,945)		573,400,973

Corporate Bonds (13.0%)
Consumer Discretionary (2.2%):
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (d)	5,000,000	5,200,050
PetSmart, Inc., 5.88%, 6/1/25, Callable 6/1/20 @ 102.94 (d)	1,000,000	722,430
Ti Group Automotive Systems LLC, 8.75%, 7/15/23, Callable 7/15/18 @ 104.38 (d)(e)	3,401,000	3,583,090
Universal Hospital Services, Inc., 7.63%, 8/15/20, Callable 5/7/18 @ 101.91 (e)	5,000,000	5,037,500
		14,543,070
Energy (1.0%):
Noble Holding International, Ltd., 7.75%, 1/15/24, Callable 10/15/23 @ 100	3,500,000	3,246,250
Whiting Petroleum Corp., 5.75%, 3/15/21, Callable 12/15/20 @ 100	3,000,000	3,031,230
		6,277,480

See notes to schedule of investments.

Security Description	Principal Amount	Value
Financials (1.7%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 2/15/20 @ 105 (d)	$4,000,000	$4,000,000
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25, Callable 5/15/20 @ 104 (d)(e)	7,500,000	7,027,725
		11,027,725
Health Care (3.6%):
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (d)	5,000,000	4,924,700
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 5/7/18 @ 103.31 (d)(e)	6,000,000	5,910,780
Polaris Intermediate Corp., 8.50%, 12/1/22, Callable 6/1/19 @ 104 (d)	4,000,000	4,082,200
Quorum Health Corp., 11.63%, 4/15/23, Callable 4/15/19 @ 108.72	4,500,000	4,769,100
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94 (d)(e)	5,000,000	4,415,850
		24,102,630
Industrials (0.7%):
Flexi-Van Leasing, Inc., 10.00%, 2/15/23, Callable 2/15/20 @ 107.5 (d)	1,000,000	992,500
W/S Packaging Holdings, Inc., 9.00%, 4/15/23, Callable 4/15/20 @ 104.5 (c)(d)	3,800,000	3,857,000
		4,849,500
Telecommunication Services (3.8%):
Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104 (d)(e)	5,000,000	5,251,850
Sprint Corp.
7.88%, 9/15/23 (e)	10,000,000	10,206,399
7.63%, 2/15/25, Callable 11/15/24 @ 100 (e)	5,000,000	4,912,150
Windstream Corp., 6.38%, 8/1/23, Callable 5/7/18 @ 103.19	7,000,000	4,023,460
Windstream Services LLC/Windstream Finance Corp., 8.75%, 12/15/24, Callable 12/15/22 @ 102.5 (d)	2,675,000	1,586,516
		25,980,375
Total Corporate Bonds (Cost $88,183,061)		86,780,780
Total Investments (Cost $661,652,158) — 99.0%		660,185,896
Other assets in excess of liabilities — 1.0%		6,333,593
NET ASSETS - 100.00%		$666,519,489

(a)                                 Amount represents less than 0.05% of net assets.

(b)                                 Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2018.

(c)                                  Security purchased on a when-issued basis.

(d)                                 Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $58,541,811 and amounted to 8.8% of net assets.

(e)                                  All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

See notes to schedule of investments.

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LIBOR01W—1 Week US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LLC—Limited Liability Company

PLC—Public Limited Company

US LIBOR—US Dollar London InterBank Offered Rate

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Income Fund	March 31, 2018
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (6.3%)
Capital Automotive REIT , Series 2016-1A, Class A, 4.55%, 2/15/46(a)(b)(c)	$971,077	$976,785
Fairway Outdoor Funding LLC , Series 2012-1A, Class A2, 4.21%, 10/15/42, Callable 10/15/18 @ 100(a)(b)(c)	422,892	424,299
Focus Brands Funding LLC , Series 2017-1A, Class A2I, 3.86%, 4/30/47, Callable 4/30/20 @ 100(a)(b)(c)	992,500	996,001
Verizon Owner Trust , Series 17-3A, Class B, 2.38%, 4/20/22, Callable 12/20/20 @ 100(a)(b)(c)	500,000	491,374
Verizon Owner Trust , Series 17-3A, Class A1A, 2.06%, 4/20/22, Callable 12/20/20 @ 100(a)(b)(c)	500,000	492,928
Total Asset Backed Securities (Cost $3,436,653)		3,381,387

Residential Mortgage Backed Securities (2.5%)
Bank of America Funding Corp. , Series 04-2, Class 1CB1, 5.75%, 9/20/34, Callable 11/20/23 @ 100(a)	110,890	115,853
Bear Stearns Alt-A Trust , Series 03-3, Class 2A, 3.60%, 10/25/33, Callable 4/25/18 @ 100(a)(d)	201,220	201,219
Countrywide Home Loans, Inc. , Series 04-5, Class 2A9, 5.25%, 5/25/34, Callable 4/25/18 @ 100(a)	141,833	141,833
Duetsche Alt-A Securities, Inc. Mortgage Loan Trust , Series 07-AR3, Class 2A2B, 2.11% (LIBOR01M+24bps), 6/25/37, Callable 12/25/19 @ 100(a)(d)	196,733	184,150
GSR Mortgage Loan Trust , Series 04-15F, Class 5A1, 5.50%, 1/25/20, Callable 9/25/23 @ 100(a)	13,083	13,273
JPMorgan Mortgage Trust , Series 05-A1, Class 6T1, 3.70%, 2/25/35, Callable 4/25/18 @ 100(a)(d)	46,719	47,180
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 5/25/19 @ 100(a)	11,614	11,718
Morgan Stanley Mortgage Loan Trust , Series 04-1, Class 1A9, 4.50%, 11/25/18, Callable 2/25/20 @ 100(a)	166	167
Prime Mortgage Trust , Series 04-2, Class A2, 4.75%, 11/25/19, Callable 4/25/18 @ 100(a)	9,845	9,845
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 4/25/18 @ 100(a)	7,880	7,880
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 4/25/18 @ 100(a)(d)	364	369
Wells Fargo Mortgage Backed Securities Trust , Series 2004-Y, Class 3A1, 3.74%, 11/25/34, Callable 4/25/18 @ 100(a)(d)	170,762	170,762
Wells Fargo Mortgage Backed Securities Trust , Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 4/25/18 @ 100(a)	11,910	11,910
Wells Fargo Mortgage Backed Securities Trust , Series 05-6, Class A4, 5.50%, 8/25/35, Callable 4/25/18 @ 100(a)	50,440	50,440
Wells Fargo Mortgage Backed Securities Trust , Series 04-R, Class 2A1, 3.60%, 9/25/34, Callable 4/25/18 @ 100(a)(d)	96,497	96,497
Wells Fargo Mortgage Backed Securities Trust , Series 04-O, Class A1, 3.55%, 8/25/34, Callable 4/25/18 @ 100(a)(d)	87,501	87,501

See notes to schedule of investments.

Security Description	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust , Series 04-EE, Class 2A1, 3.48%, 12/25/34, Callable 4/25/18 @ 100(a)(d)	$119,918	$119,918
Wells Fargo Mortgage Backed Securities Trust , Series 04-W, Class A9, 3.71%, 11/25/34, Callable 4/25/18 @ 100(a)(d)	103,337	103,337
Total Residential Mortgage Backed Securities (Cost $1,362,356)		1,373,852

Senior Secured Loans (22.3%)
American Renal Holdings, Inc. , 5.13% (LIBOR01M+325bps), 6/15/24, Callable 5/5/18 @ 100(d)	1,786,500	1,784,821
Bass Pro Group LLC, Term Loan B , 6.65% (LIBOR03M+5bps), 12/16/23, Callable 5/5/18 @ 100(d)	1,990,000	1,970,100
BJ’s Wholesale Club, Inc. , 9.19% (LIBOR02M+75bps), 1/27/25, Callable 5/5/18 @ 101(d)	1,700,000	1,702,652
Brand Energy & Infrastructure Services, Inc., 1st Lien Term Loan , 6.00% (LIBOR03M+425bps), 6/21/24, Callable 5/5/18 @ 101(d)	1,985,000	2,001,257
Chesapeake Energy Corp. , 9.44% (LIBOR03M+75bps), 8/23/21, Callable 8/23/18 @ 104.25(d)	2,000,000	2,121,780
PetSmart, Inc. , 4.68% (LIBOR01M+3bps), 3/10/22, Callable 5/5/18 @ 100(d)	1,984,694	1,588,430
Windstream Services LLC, 1st Lien Term Loan , 5.06% (LIBOR01M+325bps), 2/8/24, Callable 5/5/18 @ 100(d)	992,363	885,069
Total Senior Secured Loans (Cost $12,233,923)		12,054,109

Corporate Bonds (30.3%)
Consumer Discretionary (2.7%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, 5/1/47, Callable 11/1/46 @ 100 (a)	1,500,000	1,460,790

Energy (13.4%):
Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100 (b)	2,000,000	1,947,260
MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100 (a)	1,000,000	1,036,760
Petroleos Mexicanos
5.50%, 2/4/19 (a)(b)	1,000,000	1,020,000
3.50%, 1/30/23 (a)	1,200,000	1,150,392
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100 (a)(b)	2,000,000	2,076,840
		7,231,252
Financials (0.9%):
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25, Callable 5/15/20 @ 104 (a)(b)(c)	525,000	491,941

Health Care (4.4%):
Becton Dickinson and Co.
3.36%, 6/6/24, Callable 4/6/24 @ 100 (a)	1,400,000	1,349,768
4.69%, 12/15/44, Callable 6/15/44 @ 100 (a)	1,000,000	1,005,370
		2,355,138
Industrials (0.7%):
Navistar International Corp., 6.63%, 11/1/25, Callable 11/1/20 @ 103.31 (a)(b)(c)	380,000	380,228

See notes to schedule of investments.

Security Description	Shares or Principal Amount	Value
Information Technology (0.6%):
Qualcomm, Inc., 3.25%, 5/20/27, Callable 2/20/27 @ 100	$350,000	$331,975

Materials (4.0%):
Lyondellbasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100 (a)	90,000	91,365
Vale Overseas Ltd., 4.38%, 1/11/22 (a)	2,000,000	2,048,160
		2,139,525
Telecommunication Services (3.6%):
AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)(b)(c)	1,911,000	1,952,602
Total Corporate Bonds (Cost $16,587,747)		16,343,451

U.S. Government Mortgage Backed Agencies (9.5%)
Federal National Mortgage Association
3.50%, 7/1/43 - 3/1/48 (a)	5,107,119	5,120,408
Total U.S. Government Mortgage Backed Agencies (Cost $5,101,726)		5,120,408

U.S. Treasury Obligations (24.6%)
U.S. Treasury Bonds, 2.75%, 11/15/47 (a)	850,000	812,697
U.S. Treasury Notes
2.00%, 1/31/20 (a)	4,000,000	3,981,186
2.38%, 1/31/23 (a)	4,500,000	4,463,302
2.63%, 2/28/23	460,000	461,442
2.50%, 1/31/25 (a)	1,900,000	1,878,785
2.25%, 11/15/27 (a)	1,700,000	1,628,479
Total U.S. Treasury Obligations (Cost $13,178,900)		13,225,891

Collateral for Securities Loaned (5.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class , 1.76%(e)	368,531	368,531
Fidelity Investments Money Market Government Portfolio, Class I , 1.53%(e)	823,642	823,642
Fidelity Investments Prime Money Market Portfolio, Class I , 1.74%(e)	429,976	429,976
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class , 1.88%(e)	122,843	122,843
JPMorgan Prime Money Market Fund, Capital Class , 1.77%(e)	1,105,541	1,105,541
Total Collateral for Securities Loaned (Cost $2,850,533)		2,850,533
Total Investments (Cost $54,751,838) — 100.8%		54,349,631
Liabilities in excess of other assets — (0.8)%		(414,126)
NET ASSETS - 100.00%		$53,935,505

(a)                                 All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(b)                                 All or a portion of this security is on loan.

(c)                                  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $6,206,158 and amounted to 11.5% of net assets.

(d)                                 Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2018.

(e)                                  Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

See notes to schedule of investments.

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

REIT—Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	2	6/20/18	$242,319	$242,281	$(38)
2-Year U.S. Treasury Note Future	35	6/29/18	7,436,537	7,441,328	4,791
30-Year U.S. Treasury Bond Future	28	6/20/18	3,991,637	4,105,500	113,863
5-Year U.S. Treasury Note Future	5	6/29/18	569,277	572,305	3,028
Ultra Long Term U.S. Treasury Bond Future	4	6/20/18	625,468	641,875	16,407
					$138,051

	Total unrealized appreciation				$138,089
	Total unrealized depreciation				(38)
	Total net unrealized appreciation (depreciation)				$138,051

Centrally Cleared

Credit Default Swap Agreements — Buy Protection (a)

The table below presents centrally cleared credit default swap contracts as of March 31, 2018

Underlying Instrument	Receive Fixed Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)	Value	Premiums Received	Unrealized Depreciation
CDX North America High Yield 5 Year Index; Series 30	5.00%	6/20/23	Quarterly	5.00%	$5,000,000	$(303,723)	$(280,250)	$(23,473)

(a)                                 When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)                                 Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)                                  The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Growth Fund	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.0%)

Communications Equipment (1.1%):
Lumentum Holdings, Inc.(a)(b)	309,894	$19,771,237

Consumer Discretionary (15.7%):
At Home Group, Inc.(a)	286,410	9,176,576
Burlington Stores, Inc.(a)	139,218	18,536,877
Delphi Technologies PLC	320,310	15,262,772
Eldorado Resorts, Inc.(a)(b)	396,590	13,087,470
Grand Canyon Education, Inc.(a)(b)	295,494	31,003,231
LCI Industries	144,717	15,072,276
Lithia Motors, Inc.	224,679	22,584,733
Monro Muffler Brake, Inc.(b)	246,340	13,203,824
Ollie’s Bargain Outlet Holdings, Inc.(a)	323,116	19,483,895
Planet Fitness, Inc., Class A(a)	731,710	27,636,686
Red Rock Resorts, Inc., Class A(b)	469,050	13,733,784
Steven Madden Ltd.	488,585	21,448,882
The Wendy’s Co.	1,443,250	25,329,038
Visteon Corp.(a)	37,130	4,093,211
Weight Watchers International, Inc.(a)(b)	344,020	21,920,954
Wingstop, Inc.(b)	347,070	16,392,116
		287,966,325
Consumer Staples (2.0%):
Nomad Foods Ltd.(a)(b)	2,224,180	35,008,593

Electronic Equipment, Instruments & Components (1.1%):
Littelfuse, Inc.(b)	93,896	19,547,269

Energy (1.8%):
Diamondback Energy, Inc.(a)	53,839	6,811,710
RSP Permian, Inc.(a)	540,590	25,342,859
		32,154,569
Financials (5.9%):
Essent Group Ltd.(a)	323,940	13,786,886
LendingTree, Inc.(a)(b)	39,437	12,941,252
Primerica, Inc.(b)	114,319	11,043,215
Texas Capital Bancshares, Inc.(a)(b)	257,690	23,166,331
Walker & Dunlop, Inc.	367,435	21,832,988
Western Alliance BanCorp(a)	447,425	25,999,867
		108,770,539
Health Care (23.1%):
Aimmune Therapeutics, Inc.(a)(b)	327,600	10,427,508
Amicus Therapeutics, Inc.(a)(b)	1,446,875	21,761,000
Audentes Therapeutics, Inc.(a)	219,937	6,609,107
Bluebird Bio, Inc.(a)	134,169	22,909,356
Blueprint Medicines Corp.(a)	234,258	21,481,459
Celyad SA, ADR(a)(b)	192,771	6,613,973
Eagle Pharmaceuticals, Inc.(a)(b)	167,570	8,829,263
Exact Sciences Corp.(a)(b)	605,090	24,403,279
Five Prime Therapeutics, Inc.(a)	528,182	9,074,167
Globus Medical, Inc., Class A(a)	421,030	20,975,714
GW Pharmaceuticals PLC, ADR(b)	149,827	16,881,008
HealthEquity, Inc.(a)	271,500	16,436,610
Immunomedics, Inc.(a)(b)	906,180	13,239,290
Insmed, Inc.(a)(b)	307,780	6,931,206
Insulet Corp.(a)(b)	256,560	22,238,620

See notes to schedule of investments.

Security Description	Shares	Value
Iovance Biotherapeutics, Inc.(a)(b)	1,163,265	$19,659,179
Irhythm Technologies, Inc.(a)(b)	129,110	8,127,475
Ligand Pharmaceuticals, Inc., Class B(a)	110,715	18,285,689
Loxo Oncology, Inc.(a)	208,523	24,057,298
Madrigal Pharmaceuticals, Inc.(a)(b)	92,820	10,840,448
Masimo Corp.(a)	230,860	20,304,137
Penumbra, Inc.(a)(b)	161,470	18,674,006
Sage Therapeutics, Inc.(a)	134,660	21,689,686
Sienna Biopharmaceuticals, Inc.(a)(b)	281,650	5,289,387
Teladoc, Inc.(a)(b)	402,547	16,222,644
Vital Therapies, Inc.(a)(b)	1,621,423	11,025,676
WellCare Health Plans, Inc.(a)	115,090	22,284,877
		425,272,062
Industrials (12.3%):
Altra Industrial Motion Corp.(b)	482,470	22,169,497
Azul SA, ADR(a)	561,900	19,526,025
Beacon Roofing Supply, Inc.(a)	392,640	20,837,405
H&E Equipment Services, Inc.	714,050	27,483,784
HEICO Corp., Class A	203,546	14,441,589
Hexcel Corp.	223,814	14,456,146
Kennametal, Inc.	725,440	29,133,670
Proto Labs, Inc.(a)	162,410	19,091,296
Saia, Inc.(a)	377,680	28,382,652
Simpson Manufacturing Co., Inc.	203,080	11,695,377
Welbilt, Inc.(a)	1,022,976	19,896,883
		227,114,324
Internet Software & Services (8.7%):
Cornerstone OnDemand, Inc.(a)	355,478	13,902,745
Coupa Software, Inc.(a)	543,720	24,804,506
Envestnet, Inc.(a)(b)	258,496	14,811,821
LogMeIn, Inc.	251,965	29,114,556
Mindbody, Inc.(a)(b)	983,840	38,271,375
Q2 Holdings, Inc.(a)(b)	372,430	16,964,187
Wix.com Ltd.(a)(b)	275,120	21,885,796
		159,754,986
IT Services (6.6%):
Black Knight, Inc.(a)	527,757	24,857,355
Euronet Worldwide, Inc.(a)(b)	289,796	22,870,700
InterXion Holding NV(a)	441,023	27,391,939
WEX, Inc.(a)	139,530	21,853,189
WNS Holdings Ltd., ADR(a)	531,227	24,080,520
		121,053,703
Materials (3.7%):
Allegheny Technologies, Inc.(a)(b)	816,460	19,333,773
Ashland Global Holdings, Inc.	310,500	21,669,795
Ferro Corp.(a)	1,123,918	26,097,376
GCP Applied Technologies, Inc.(a)	7,680	223,104
		67,324,048
Semiconductors & Semiconductor Equipment (6.2%):
Advanced Energy Industries, Inc.(a)(b)	232,280	14,842,692
Cypress Semiconductor Corp.	889,800	15,091,008
MKS Instruments, Inc.	248,380	28,725,148
Monolithic Power Systems, Inc.(b)	180,551	20,902,389
Tower Semiconductor Ltd.(a)(b)	636,658	17,132,467

See notes to schedule of investments.

Security Description	Shares	Value
Versum Materials, Inc.	451,229	$16,979,747
		113,673,451
Software (7.8%):
Fair Isaac Corp.	152,900	25,896,673
HubSpot, Inc.(a)(b)	147,080	15,928,764
Proofpoint, Inc.(a)(b)	225,527	25,631,144
RingCentral, Inc., Class A(a)	889,458	56,480,582
The Ultimate Software Group, Inc.(a)	74,548	18,167,348
		142,104,511
Total Common Stocks (Cost $1,212,853,689)		1,759,515,617

Collateral for Securities Loaned (10.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	25,092,036	25,092,036
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	56,079,095	56,079,095
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	29,275,631	29,275,631
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	8,364,012	8,364,012
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	75,272,764	75,272,764
Total Collateral for Securities Loaned (Cost $194,083,538)		194,083,538
Total Investments (Cost $1,406,937,227) — 106.6%		1,953,599,155
Liabilities in excess of other assets — (6.6)%		(120,132,732)
NET ASSETS - 100.00%		$1,833,466,423

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Select Growth Fund	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (100.1%)

Communications Equipment (3.0%):
Lumentum Holdings, Inc.(a)(b)	98,130	$6,260,694
Viavi Solutions, Inc.(a)(b)	547,440	5,321,117
		11,581,811
Consumer Discretionary (17.5%):
At Home Group, Inc.(a)	89,070	2,853,803
Bright Horizons Family Solutions, Inc.(a)	56,780	5,662,102
Brunswick Corp.	65,140	3,868,665
Five Below, Inc.(a)	48,230	3,537,188
Hilton Grand Vacations, Inc.(a)	239,680	10,311,034
International Game Technology PLC(b)	246,100	6,578,253
Lululemon athletica, Inc.(a)(b)	78,498	6,995,742
Six Flags Entertainment Corp.(b)	67,220	4,185,117
The Wendy’s Co.	391,960	6,878,898
Vail Resorts, Inc.	49,050	10,874,384
Visteon Corp.(a)	11,886	1,310,313
Wingstop, Inc.	99,440	4,696,551
		67,752,050
Consumer Staples (1.5%):
Pinnacle Foods, Inc.	106,820	5,778,962

Electronic Equipment, Instruments & Components (5.8%):
II-VI, Inc.(a)	118,440	4,844,196
Littelfuse, Inc.	43,641	9,085,183
Rogers Corp.(a)	28,440	3,399,718
Trimble Navigation Ltd.(a)	150,470	5,398,864
		22,727,961
Energy (1.8%):
Diamondback Energy, Inc.(a)	54,306	6,870,795

Financials (6.8%):
East West Bancorp, Inc.	148,880	9,310,955
LendingTree, Inc.(a)(b)	13,487	4,425,759
MarketAxess Holdings, Inc.	9,253	2,011,972
Western Alliance BanCorp(a)	190,230	11,054,266
		26,802,952
Health Care (16.4%):
Align Technology, Inc.(a)	12,657	3,178,552
athenahealth, Inc.(a)	25,770	3,685,883
Eagle Pharmaceuticals, Inc.(a)(b)	182,200	9,600,118
Globus Medical, Inc., Class A(a)	102,700	5,116,514
HealthEquity, Inc.(a)	112,030	6,782,296
Ligand Pharmaceuticals, Inc., Class B(a)(b)	86,670	14,314,417
The Cooper Co., Inc.	19,990	4,573,912
Veeva Systems, Inc.(a)	76,080	5,555,362
West Pharmaceutical Services, Inc.	125,306	11,063,266
		63,870,320
Industrials (16.2%):
Fortune Brands Home & Security, Inc.	76,430	4,500,963
Gardner Denver Holdings, Inc.(a)	155,340	4,765,831
HEICO Corp., Class A	88,633	6,288,511
Herc Holdings, Inc.(a)	115,070	7,473,797
Hexcel Corp.	105,202	6,794,998

See notes to schedule of investments.

Security Description	Shares	Value
Kennametal, Inc.	198,310	$7,964,130
Knight-Swift Transportation Holdings, Inc.	203,370	9,357,054
Teledyne Technologies, Inc.(a)	33,160	6,206,557
TransUnion(a)	69,060	3,921,227
XPO Logistics, Inc.(a)	54,990	5,598,532
		62,871,600
Internet Software & Services (7.2%):
GoDaddy, Inc., Class A(a)	128,737	7,907,026
InterActive Corp.(a)	16,110	2,519,282
LogMeIn, Inc.	111,640	12,900,001
Yelp, Inc.(a)	114,690	4,788,308
		28,114,617
IT Services (9.0%):
Black Knight, Inc.(a)(b)	205,849	9,695,487
Euronet Worldwide, Inc.(a)	113,522	8,959,156
InterXion Holding NV(a)	150,370	9,339,481
WEX, Inc.(a)	45,840	7,179,461
		35,173,585
Materials (5.3%):
Ashland Global Holdings, Inc.	108,690	7,585,474
GCP Applied Technologies, Inc.(a)	3,130	90,927
KMG Chemicals, Inc.	115,640	6,932,618
The Chemours Co.	124,580	6,068,292
		20,677,311
Semiconductors & Semiconductor Equipment (4.8%):
Advanced Energy Industries, Inc.(a)	51,920	3,317,688
Cypress Semiconductor Corp.(b)	429,030	7,276,349
Monolithic Power Systems, Inc.	69,685	8,067,432
		18,661,469
Software (4.8%):
Paycom Software, Inc.(a)(b)	46,535	4,997,394
Take-Two Interactive Software, Inc.(a)	61,130	5,977,291
The Ultimate Software Group, Inc.(a)	31,114	7,582,482
		18,557,167
Total Common Stocks (Cost $277,407,209)		389,440,600

Collateral for Securities Loaned (7.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	3,879,048	3,879,048
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	8,669,424	8,669,424
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	4,525,802	4,525,802
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	1,293,016	1,293,016

See notes to schedule of investments.

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	11,636,627	$11,636,627
Total Collateral for Securities Loaned (Cost $30,003,917)		30,003,917
Total Investments (Cost $307,411,126) — 107.8%		419,444,517
Liabilities in excess of other assets — (7.8)%		(30,316,565)
NET ASSETS - 100.00%		$389,127,952

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

PLC—Public Limited Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Mid Cap Growth Fund	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)

Consumer Discretionary (17.8%):
Aptiv PLC	38,050	$3,233,109
Brunswick Corp.	43,490	2,582,871
Burlington Stores, Inc.(a)	36,950	4,919,893
Dollar Tree, Inc.(a)	47,510	4,508,699
Hilton Worldwide Holdings, Inc.	74,090	5,835,328
LKQ Corp.(a)	85,510	3,245,105
Norwegian Cruise Line Holdings Ltd.(a)	110,630	5,860,071
Six Flags Entertainment Corp.(b)	53,990	3,361,417
The Wendy’s Co.	317,540	5,572,827
Tiffany & Co.	47,640	4,652,522
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	11,440	2,336,849
Vail Resorts, Inc.	32,310	7,163,127
Yum China Holdings, Inc.	83,130	3,449,895
		56,721,713
Consumer Staples (1.7%):
Ingredion, Inc.	40,980	5,283,142

Electronic Equipment, Instruments & Components (1.3%):
TE Connectivity Ltd.	41,590	4,154,841

Energy (2.7%):
Concho Resources, Inc.(a)	26,285	3,951,424
Diamondback Energy, Inc.(a)	35,750	4,523,090
		8,474,514
Financials (10.0%):
Ameriprise Financial, Inc.	34,020	5,032,919
East West Bancorp, Inc.	83,790	5,240,227
Intercontinental Exchange, Inc.	34,915	2,532,036
MSCI, Inc.	25,930	3,875,757
SVB Financial Group(a)	15,690	3,765,757
The Progressive Corp.	86,350	5,261,306
Western Alliance BanCorp(a)	102,950	5,982,424
		31,690,426
Health Care (14.2%):
Align Technology, Inc.(a)	19,160	4,811,651
Bluebird Bio, Inc.(a)	28,310	4,833,933
Edwards Lifesciences Corp.(a)	27,640	3,856,333
Exact Sciences Corp.(a)(b)	86,000	3,468,380
Illumina, Inc.(a)(b)	34,370	8,125,755
Intuitive Surgical, Inc.(a)	8,570	3,537,953
Neurocrine Biosciences, Inc.(a)(b)	72,920	6,047,255
Sage Therapeutics, Inc.(a)	16,120	2,596,448
The Cooper Co., Inc.	16,540	3,784,517
WellCare Health Plans, Inc.(a)	21,890	4,238,561
		45,300,786
Industrials (18.7%):
A.O. Smith Corp.	59,260	3,768,344
BWX Technologies, Inc.	42,010	2,668,895
Fastenal Co.(b)	59,270	3,235,549
Fortune Brands Home & Security, Inc.	55,780	3,284,884
Gardner Denver Holdings, Inc.(a)	124,260	3,812,297
Hexcel Corp.	85,840	5,544,405

See notes to schedule of investments.

Security Description	Shares	Value
Knight-Swift Transportation Holdings, Inc.	168,790	$7,766,028
Parker-Hannifin Corp.	38,270	6,545,318
Roper Technologies, Inc.	20,910	5,869,228
Teledyne Technologies, Inc.(a)	17,950	3,359,702
TransUnion(a)	55,240	3,136,527
United Rentals, Inc.(a)	36,310	6,271,827
XPO Logistics, Inc.(a)	44,430	4,523,418
		59,786,422
Internet Software & Services (6.5%):
Dropbox, Inc.(a)(b)	62,120	1,941,250
GoDaddy, Inc., Class A(a)	100,950	6,200,348
LogMeIn, Inc.	46,900	5,419,295
Wix.com Ltd.(a)	46,930	3,733,282
Yelp, Inc.(a)	79,540	3,320,795
		20,614,970
IT Services (7.3%):
Black Knight, Inc.(a)	169,824	7,998,709
Euronet Worldwide, Inc.(a)	93,201	7,355,423
Global Payments, Inc.	33,630	3,750,418
Square, Inc., Class A(a)	29,630	1,457,796
WEX, Inc.(a)	17,180	2,690,732
		23,253,078
Materials (2.9%):
Celanese Corp., Series A	48,640	4,874,215
The Chemours Co.	88,640	4,317,654
		9,191,869
Semiconductors & Semiconductor Equipment (6.8%):
Lam Research Corp.	32,060	6,513,310
Marvell Technology Group Ltd.	319,180	6,702,779
Maxim Integrated Products, Inc.	98,310	5,920,228
Microchip Technology, Inc.(b)	27,680	2,528,845
		21,665,162
Software (7.5%):
Activision Blizzard, Inc.	50,410	3,400,659
Red Hat, Inc.(a)	24,060	3,597,211
ServiceNow, Inc.(a)	33,360	5,519,411
Take-Two Interactive Software, Inc.(a)	55,830	5,459,057
The Ultimate Software Group, Inc.(a)	22,470	5,475,939
		23,452,277
Technology Hardware, Storage & Peripherals (1.1%):
Western Digital Corp.	37,339	3,445,271
Total Common Stocks (Cost $269,455,464)		313,034,471

Collateral for Securities Loaned (4.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	1,718,681	1,718,681
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	3,841,142	3,841,142
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	2,005,236	2,005,236

See notes to schedule of investments.

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	572,894	$572,894
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	5,155,814	5,155,814
Total Collateral for Securities Loaned (Cost $13,293,767)		13,293,767
Total Investments (Cost $282,749,231) — 102.7%		326,328,238
Liabilities in excess of other assets — (2.7)%		(8,447,640)
NET ASSETS - 100.00%		$317,880,598

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

PLC—Public Limited Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Growth Fund	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.8%)

Consumer Discretionary (22.7%):
Amazon.com, Inc.(a)	9,080	$13,141,847
Aptiv PLC	38,170	3,243,305
Dollar Tree, Inc.(a)	35,860	3,403,114
Hilton Worldwide Holdings, Inc.	68,940	5,429,714
Las Vegas Sands Corp.	76,321	5,487,480
LKQ Corp.(a)	106,070	4,025,357
Netflix, Inc.(a)	24,780	7,318,773
The Home Depot, Inc.	37,425	6,670,632
Tiffany & Co.	55,750	5,444,545
Yum China Holdings, Inc.	90,570	3,758,655
		57,923,422
Consumer Staples (2.4%):
Ingredion, Inc.	48,490	6,251,331

Electronic Equipment, Instruments & Components (2.1%):
TE Connectivity Ltd.	53,300	5,324,670

Energy (1.3%):
EOG Resources, Inc.	31,975	3,366,008

Financials (6.6%):
MSCI, Inc.	41,480	6,200,016
The Charles Schwab Corp.	113,900	5,947,858
The Progressive Corp.	81,820	4,985,293
		17,133,167
Health Care (13.1%):
Bluebird Bio, Inc.(a)	25,660	4,381,445
Celgene Corp.(a)	58,450	5,214,324
Edwards Lifesciences Corp.(a)	21,960	3,063,859
Illumina, Inc.(a)(b)	17,670	4,177,541
Intuitive Surgical, Inc.(a)	8,940	3,690,700
Neurocrine Biosciences, Inc.(a)(b)	42,250	3,503,793
Sage Therapeutics, Inc.(a)	20,880	3,363,142
UnitedHealth Group, Inc.	29,960	6,411,440
		33,806,244
Industrials (12.1%):
Fastenal Co.(b)	61,760	3,371,478
Lockheed Martin Corp.	12,400	4,190,332
Parker-Hannifin Corp.	49,050	8,389,022
Roper Technologies, Inc.	15,780	4,429,288
United Rentals, Inc.(a)	36,890	6,372,010
XPO Logistics, Inc.(a)	43,650	4,444,007
		31,196,137
Internet Software & Services (8.0%):
Alphabet, Inc., Class C(a)	11,291	11,649,941
Facebook, Inc., Class A(a)	53,970	8,623,866
		20,273,807
IT Services (7.6%):
PayPal Holdings, Inc.(a)	84,730	6,428,465
Visa, Inc., Class A	105,787	12,654,241
		19,082,706

See notes to schedule of investments.

Security Description	Shares	Value
Materials (2.0%):
DowDuPont, Inc.	79,020	$5,034,364

Real Estate (1.2%):
Equinix, Inc.	7,184	3,003,918

Semiconductors & Semiconductor Equipment (8.9%):
Broadcom Ltd.	16,020	3,775,113
Lam Research Corp.	23,890	4,853,492
Marvell Technology Group Ltd.	247,490	5,197,290
Micron Technology, Inc.(a)	86,840	4,527,838
Nvidia Corp.	19,280	4,465,055
		22,818,788
Software (4.6%):
Activision Blizzard, Inc.	71,400	4,816,644
Salesforce.com, Inc.(a)	59,860	6,961,718
		11,778,362
Technology Hardware, Storage & Peripherals (5.2%):
Apple, Inc.	79,927	13,410,151

Total Common Stocks (Cost $170,582,849)		250,403,075

Collateral for Securities Loaned (1.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	348,996	348,996
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	779,983	779,983
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	407,184	407,184
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	116,332	116,332
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	1,046,941	1,046,941
Total Collateral for Securities Loaned (Cost $2,699,436)		2,699,436
Total Investments (Cost $173,282,285) — 98.9%		253,102,511
Other assets in excess of liabilities — 1.1%		2,840,003
NET ASSETS - 100.00%		$255,942,514

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

PLC—Public Limited Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Science and Technology Fund	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.0%)

Biotechnology (30.6%):
Adverum Biotechnologies, Inc.(a)	64,350	$373,230
Aimmune Therapeutics, Inc.(a)(b)	43,680	1,390,334
Albireo Pharma, Inc.(a)	22,570	735,105
Alnylam Pharmaceuticals, Inc.(a)	6,260	745,566
Alpine Immune Sciences, Inc.(a)	29,987	239,896
Amicus Therapeutics, Inc.(a)(b)	236,990	3,564,329
Apellis Pharmaceuticals, Inc.(a)(b)	146,670	3,242,873
Aptevo Therapeutics, Inc.(a)	95,880	313,528
Arbutus Biopharma Corp.(a)(b)	72,510	362,550
Array BioPharma, Inc.(a)	24,970	407,510
Ascendis Pharma A/S, ADR(a)	11,090	725,286
Audentes Therapeutics, Inc.(a)	85,470	2,568,374
Avexis, Inc.(a)(b)	8,440	1,043,015
BioMarin Pharmaceutical, Inc.(a)	16,150	1,309,281
Bluebird Bio, Inc.(a)	25,470	4,349,002
Blueprint Medicines Corp.(a)(b)	28,480	2,611,616
Celyad SA, ADR(a)	51,510	1,767,308
Chimerix, Inc.(a)	123,270	641,004
Clovis Oncology, Inc.(a)	5,810	306,768
CRISPR Therapeutics AG(a)(b)	16,790	767,471
Cytomx Therapeutics, Inc.(a)	48,790	1,388,076
Eagle Pharmaceuticals, Inc.(a)(b)	19,690	1,037,466
Editas Medicine, Inc.(a)	20,400	676,260
Fate Therapeutics, Inc.(a)(b)	244,660	2,387,882
Five Prime Therapeutics, Inc.(a)(b)	67,830	1,165,319
G1 Therapeutics, Inc.(a)(b)	19,970	739,889
Galapagos NV, ADR(a)	8,670	864,919
Glycomimetics, Inc.(a)	18,640	302,527
Halozyme Therapeutics, Inc.(a)	55,530	1,087,833
Homology Medicines, Inc.	39,950	747,065
Immunomedics, Inc.(a)(b)	135,780	1,983,746
Insmed, Inc.(a)(b)	39,800	896,296
Invitae Corp.(a)	105,675	495,616
Iovance Biotherapeutics, Inc.(a)	127,270	2,150,863
Lexicon Pharmaceuticals(a)(b)	34,140	292,580
Ligand Pharmaceuticals, Inc., Class B(a)	9,450	1,560,762
Loxo Oncology, Inc.(a)	36,980	4,266,382
MacroGenics, Inc.(a)(b)	70,750	1,780,070
Madrigal Pharmaceuticals, Inc.(a)(b)	18,706	2,184,674
Neurocrine Biosciences, Inc.(a)(b)	8,280	686,660
REGENXBIO, Inc.(a)	27,410	818,189
Sage Therapeutics, Inc.(a)	19,990	3,219,788
Tesaro, Inc.(a)(b)	4,840	276,558
Tocagen, Inc.(a)	46,910	555,884
Trillium Therapeutics, Inc.(a)(b)	125,390	902,808
UNIQURE N.V.(a)	30,520	717,220
Unum Therapeutics, Inc.(a)	100,150	1,112,667
Verastem, Inc.(a)	116,150	346,127
Viking Therapeutics, Inc.(a)	251,190	1,097,700
Vital Therapies, Inc.(a)(b)	249,560	1,697,008
Voyager Therapeutics, Inc.(a)(b)	33,420	627,962
Xencor, Inc.(a)	14,790	443,404
		65,974,246
Communications Equipment (5.2%):
Lumentum Holdings, Inc.(a)(b)	58,250	3,716,350

See notes to schedule of investments.

Security Description	Shares	Value
Quantenna Communications, Inc.(a)(b)	314,680	$4,311,116
Viavi Solutions, Inc.(a)(b)	317,340	3,084,545
		11,112,011
Consumer Discretionary (4.8%):
Amazon.com, Inc.(a)	5,290	7,656,429
Netflix, Inc.(a)	9,060	2,675,871
		10,332,300
Electronic Equipment, Instruments & Components (2.6%):
II-VI, Inc.(a)(b)	74,630	3,052,367
Universal Display Corp.	25,570	2,582,570
		5,634,937
Health Care Technology (1.2%):
Veeva Systems, Inc.(a)	34,260	2,501,664

Internet Software & Services (16.4%):
Alphabet, Inc., Class C(a)	3,338	3,444,115
ANGI Homeservices, Inc., Class A(a)(b)	109,980	1,493,528
Cornerstone OnDemand, Inc.(a)	50,930	1,991,872
Coupa Software, Inc.(a)	53,550	2,442,951
Dropbox, Inc.(a)(b)	42,040	1,313,750
Facebook, Inc., Class A(a)	44,880	7,171,375
GoDaddy, Inc., Class A(a)	50,600	3,107,852
LogMeIn, Inc.	30,014	3,468,118
Mindbody, Inc.(a)	85,480	3,325,172
SendGrid, Inc.(a)(b)	78,270	2,202,518
Wix.com Ltd.(a)	40,430	3,216,207
Yelp, Inc.(a)	54,310	2,267,443
		35,444,901
Life Sciences Tools & Services (0.9%):
Illumina, Inc.(a)(b)	7,800	1,844,076

Pharmaceuticals (4.7%):
Aclaris Therapeutics, Inc.(a)(b)	35,365	619,595
Assembly Biosciences, Inc.(a)	48,150	2,366,091
GW Pharmaceuticals PLC, ADR(b)	17,420	1,962,711
Jazz Pharmaceuticals PLC(a)(b)	4,720	712,673
Kala Pharmaceuticals, Inc.(a)(b)	22,500	356,175
KemPharm, Inc.(a)	77,930	615,647
MyoKardia, Inc.(a)	33,000	1,610,400
Odonate Therapeutics, Inc.(a)	34,080	721,814
Revance Therapeutics, Inc.(a)(b)	25,510	785,708
Sienna Biopharmaceuticals, Inc.(a)(b)	22,470	421,987
		10,172,801
Semiconductors & Semiconductor Equipment (14.9%):
Cyberoptics Corp.(a)(b)	161,420	2,905,560
Cypress Semiconductor Corp.	211,580	3,588,397
Integrated Device Technology, Inc.(a)	82,290	2,514,782
Ma-Com Technology Solutions Holdings, Inc.(a)(b)	214,510	3,560,866
Marvell Technology Group Ltd.	235,060	4,936,260
MaxLinear, Inc., Class A(a)	85,670	1,948,993
Mellanox Technologies Ltd.(a)	29,990	2,184,772
Micron Technology, Inc.(a)	80,620	4,203,526
Monolithic Power Systems, Inc.(b)	14,910	1,726,131
Semtech Corp.(a)	55,290	2,159,075

See notes to schedule of investments.

Security Description	Shares	Value
Tower Semiconductor Ltd.(a)	83,711	$2,252,662
		31,981,024
Software (12.7%):
Activision Blizzard, Inc.	50,870	3,431,690
Everbridge, Inc.(a)(b)	50,100	1,833,660
Paycom Software, Inc.(a)	23,650	2,539,774
Proofpoint, Inc.(a)	35,549	4,040,144
RingCentral, Inc., Class A(a)	139,910	8,884,285
Splunk, Inc.(a)(b)	25,070	2,466,637
Take-Two Interactive Software, Inc.(a)	22,860	2,235,251
The Ultimate Software Group, Inc.(a)	7,810	1,903,297
		27,334,738
Technology Hardware, Storage & Peripherals (2.0%):
Cray, Inc.(a)(b)	107,320	2,221,524
Western Digital Corp.	22,060	2,035,476
		4,257,000
Total Common Stocks (Cost $138,059,474)		206,589,698

Collateral for Securities Loaned (13.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	3,860,359	3,860,359
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	8,627,656	8,627,656
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	4,503,997	4,503,997
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	1,286,787	1,286,787
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	11,580,563	11,580,563
Total Collateral for Securities Loaned (Cost $29,859,362)		29,859,362
Total Investments (Cost $167,918,836) — 109.9%		236,449,060
Liabilities in excess of other assets — (9.9)%		(21,266,671)
NET ASSETS - 100.00%		$215,182,389

(a)      Non-income producing security.

(b)      All or a portion of this security is on loan.

(c)       Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Equity Fund	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)

Communications Equipment (1.1%):
Lumentum Holdings, Inc.(a)(b)	12,701	$810,324

Consumer Discretionary (16.1%):
At Home Group, Inc.(a)	11,450	366,858
Burlington Stores, Inc.(a)(b)	5,982	796,503
Delphi Technologies PLC	12,990	618,974
Eldorado Resorts, Inc.(a)(b)	16,230	535,590
Grand Canyon Education, Inc.(a)	12,651	1,327,343
LCI Industries	5,870	611,361
Lithia Motors, Inc.	9,109	915,637
Monro Muffler Brake, Inc.(b)	10,020	537,072
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	13,067	787,940
Planet Fitness, Inc., Class A(a)(b)	29,620	1,118,748
Red Rock Resorts, Inc., Class A	18,762	549,351
Steven Madden Ltd.	19,713	865,401
The Wendy’s Co.	58,060	1,018,953
Visteon Corp.(a)	1,500	165,360
Weight Watchers International, Inc.(a)	13,950	888,894
Wingstop, Inc.(b)	14,030	662,637
		11,766,622
Consumer Staples (2.0%):
Nomad Foods Ltd.(a)(b)	88,900	1,399,285

Electronic Equipment, Instruments & Components (1.2%):
Littelfuse, Inc.	4,207	875,813

Energy (1.8%):
Diamondback Energy, Inc.(a)	2,161	273,410
RSP Permian, Inc.(a)	21,810	1,022,453
		1,295,863
Financials (6.0%):
Essent Group Ltd.(a)	13,110	557,962
LendingTree, Inc.(a)(b)	1,599	524,712
Primerica, Inc.	4,650	449,190
Texas Capital Bancshares, Inc.(a)	10,410	935,859
Walker & Dunlop, Inc.	14,940	887,734
Western Alliance BanCorp(a)	18,141	1,054,174
		4,409,631
Health Care (23.3%):
Aimmune Therapeutics, Inc.(a)	13,220	420,793
Amicus Therapeutics, Inc.(a)(b)	58,504	879,900
Audentes Therapeutics, Inc.(a)	9,460	284,273
Bluebird Bio, Inc.(a)	5,467	933,489
Blueprint Medicines Corp.(a)(b)	9,548	875,552
Celyad SA, ADR(a)	6,476	222,192
Eagle Pharmaceuticals, Inc.(a)	7,210	379,895
Exact Sciences Corp.(a)	24,600	992,117
Five Prime Therapeutics, Inc.(a)	21,775	374,095
Globus Medical, Inc., Class A(a)	17,060	849,929
GW Pharmaceuticals PLC, ADR(b)	6,040	680,527
HealthEquity, Inc.(a)	10,930	661,702
Immunomedics, Inc.(a)	39,490	576,949
Insmed, Inc.(a)	10,790	242,991
Insulet Corp.(a)	10,390	900,605

See notes to schedule of investments.

Security Description	Shares	Value
Iovance Biotherapeutics, Inc.(a)	47,742	$806,840
Irhythm Technologies, Inc.(a)(b)	3,800	239,210
Ligand Pharmaceuticals, Inc., Class B(a)	4,497	742,725
Loxo Oncology, Inc.(a)	8,486	979,029
Madrigal Pharmaceuticals, Inc.(a)(b)	3,770	440,298
Masimo Corp.(a)	9,460	832,007
Penumbra, Inc.(a)(b)	6,630	766,760
Sage Therapeutics, Inc.(a)	5,491	884,435
Sienna Biopharmaceuticals, Inc.(a)(b)	7,940	149,113
Teladoc, Inc.(a)(b)	16,430	662,129
Vital Therapies, Inc.(a)(b)	46,427	315,704
WellCare Health Plans, Inc.(a)	4,891	947,045
		17,040,304
Industrials (12.5%):
Altra Industrial Motion Corp.(b)	19,530	897,404
Azul SA, ADR(a)	22,740	790,215
Beacon Roofing Supply, Inc.(a)	16,020	850,181
H&E Equipment Services, Inc.	28,970	1,115,056
HEICO Corp., Class A	8,237	584,415
Hexcel Corp.	9,064	585,444
Kennametal, Inc.	29,350	1,178,695
Proto Labs, Inc.(a)	6,550	769,953
Saia, Inc.(a)	15,290	1,149,044
Simpson Manufacturing Co., Inc.	8,130	468,207
Welbilt, Inc.(a)	37,980	738,711
		9,127,325
Internet Software & Services (9.1%):
Cornerstone OnDemand, Inc.(a)	14,402	563,262
Coupa Software, Inc.(a)	22,050	1,005,921
Envestnet, Inc.(a)	10,510	602,223
LogMeIn, Inc.	10,990	1,269,894
Mindbody, Inc.(a)	39,970	1,554,832
Q2 Holdings, Inc.(a)(b)	15,110	688,261
Wix.com Ltd.(a)	11,900	946,645
		6,631,038
IT Services (6.6%):
Black Knight, Inc.(a)	21,285	1,002,524
Euronet Worldwide, Inc.(a)	11,737	926,284
InterXion Holding NV(a)	17,894	1,111,396
WEX, Inc.(a)	5,570	872,373
WNS Holdings Ltd., ADR(a)	21,048	954,106
		4,866,683
Materials (3.8%):
Allegheny Technologies, Inc.(a)(b)	33,050	782,624
Ashland Global Holdings, Inc.	12,570	877,260
Ferro Corp.(a)	45,520	1,056,974
GCP Applied Technologies, Inc.(a)	310	9,006
		2,725,864
Semiconductors & Semiconductor Equipment (6.3%):
Advanced Energy Industries, Inc.(a)	9,480	605,772
Cypress Semiconductor Corp.	38,640	655,334
MKS Instruments, Inc.	10,060	1,163,439
Monolithic Power Systems, Inc.	7,418	858,782
Tower Semiconductor Ltd.(a)	25,793	694,090

See notes to schedule of investments.

Security Description	Shares	Value
Versum Materials, Inc.	18,100	$681,103
		4,658,520
Software (7.9%):
Fair Isaac Corp.	6,100	1,033,157
HubSpot, Inc.(a)	5,980	647,634
Proofpoint, Inc.(a)	9,147	1,039,556
RingCentral, Inc., Class A(a)	36,059	2,289,746
The Ultimate Software Group, Inc.(a)	3,207	781,546
		5,791,639
Total Common Stocks (Cost $52,929,676)		71,398,911

Collateral for Securities Loaned (13.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	1,239,506	1,239,506
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	2,770,216	2,770,216
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	1,446,169	1,446,169
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	413,169	413,169
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	3,718,353	3,718,353
Total Collateral for Securities Loaned (Cost $9,587,413)		9,587,413
Total Investments (Cost $62,517,089) — 110.8%		80,986,324
Liabilities in excess of other assets — (10.8)%		(7,916,642)
NET ASSETS - 100.00%		$73,069,682

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS International Fund	March 31, 2018
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.6%)

Australia (5.5%):
Financials (1.4%):
Macquarie Group Ltd.	4,176	$332,918

Health Care (1.7%):
CSL Ltd.	3,282	395,335

Materials (1.2%):
BHP Billiton Ltd. (b)	13,089	290,068

Real Estate (1.2%):
Scentre Group	99,890	294,709
		1,313,030
Belgium (1.1%):
Information Technology (1.1%):
Melexis NV	2,527	252,594

China (0.8%):
Information Technology (0.8%):
Tencent Holdings Ltd.	3,600	193,253

Denmark (2.3%):
Consumer Staples (2.3%):
Royal Unibrew A/S	8,231	546,528

France (8.9%):
Consumer Discretionary (3.7%):
Cie Generale des Etablissements Michelin	2,658	393,449
LVMH Moet Hennessy Louis Vuitton SA	1,592	490,552
		884,001
Energy (1.4%):
Total SA	5,855	335,566

Financials (0.8%):
AXA SA	7,803	207,402

Information Technology (1.6%):
Cap Gemini SA	3,020	376,773

Materials (1.4%):
Arkema SA	2,552	333,120
		2,136,862
Germany (8.8%):
Consumer Discretionary (1.6%):
Daimler AG, Registered Shares	4,383	373,386

Financials (2.2%):
Allianz SE	2,365	534,560

Health Care (1.1%):
Bayer AG	2,332	262,863

Industrials (1.4%):
Siemens AG	991	126,433
Washtec AG	2,260	215,583
		342,016
Information Technology (1.3%):
SAP SE	2,864	300,632

Real Estate (1.2%):
Vonovia SE	5,638	279,553
		2,093,010

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Greece (0.5%):
Energy (0.5%):
Motor Oil (Hellas) Corinth Refineries SA	5,560	$125,552

Hong Kong (4.1%):
Financials (2.4%):
AIA Group Ltd.	25,600	218,853
BOC Hong Kong Holdings Ltd.	75,000	367,946
		586,799
Real Estate (1.1%):
CK Asset Holdings Ltd.	31,500	265,839

Utilities (0.6%):
HK Electric Investments & HK Electric Investments Ltd. (c)	142,000	137,700
		990,338
Ireland (0.8%):
Industrials (0.8%):
Experian PLC	9,298	201,056

Italy (3.7%):
Financials (0.9%):
Banca Generali SpA	6,766	218,270

Health Care (1.4%):
Recordati SpA	8,959	330,505

Utilities (1.4%):
Enel SpA	56,372	344,910
		893,685
Japan (22.3%):
Consumer Discretionary (2.6%):
Toyota Motor Corp.	9,800	636,420

Consumer Staples (1.4%):
Matsumotokiyoshi Holdings Co. Ltd.	7,800	330,529

Financials (3.0%):
Jafco Co. Ltd.	4,300	200,844
Mitsubishi UFJ Financial Group, Inc.	51,400	341,633
Tokio Marine Holdings, Inc.	4,200	190,467
		732,944
Health Care (2.1%):
Hoya Corp.	4,800	242,495
Shionogi & Co. Ltd. (b)	4,900	255,196
		497,691
Industrials (6.5%):
EN-Japan, Inc.	4,500	255,928
Fuji Electric Co. Ltd.	33,000	227,392
Hitachi Construction Machinery Co. Ltd.	5,800	225,170
ITOCHU Corp.	14,800	289,043
Kyowa Exeo Corp.	9,100	243,620
Sanwa Holdings Corp.	23,700	305,643
		1,546,796
Information Technology (1.7%):
Fujitsu Ltd.	23,000	139,789
Oracle Corp. Japan	2,100	174,312
Ulvac, Inc.	1,700	96,189
		410,290

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Materials (0.7%):
DIC Corp.	4,800	$161,054

Real Estate (0.8%):
Sumitomo Realty & Development	5,000	186,859

Telecommunication Services (2.4%):
Nippon Telegraph & Telephone Corp.	8,300	387,275
SoftBank Group Corp.	2,500	186,504
		573,779
Utilities (1.1%):
Chubu Electric Power Co., Inc.	18,000	258,368
		5,334,730
Netherlands (3.5%):
Financials (0.8%):
ING Groep NV	12,190	205,684

Industrials (1.6%):
Wolters Kluwer NV	7,051	374,961

Telecommunication Services (1.1%):
Koninklijke KPN NV	85,174	256,086
		836,731
Norway (2.3%):
Energy (1.1%):
Aker BP ASA	9,648	261,653

Financials (1.2%):
SpareBank 1 SMN	26,878	278,699
		540,352
Singapore (1.5%):
Financials (0.9%):
DBS Group Holdings Ltd.	10,300	217,618

Real Estate (0.6%):
Ascendas Real Estate Investment Trust	71,200	143,455
		361,073
Spain (2.5%):
Financials (1.3%):
Banco Santander SA	49,550	324,284

Telecommunication Services (1.2%):
Telefonica SA	28,147	278,814
		603,098
Sweden (1.9%):
Industrials (1.9%):
Atlas Copco AB	11,624	454,019

Switzerland (7.3%):
Consumer Staples (2.1%):
Nestle SA, Registered Shares	6,233	492,821

Financials (0.8%):
UBS Group AG, Registered Shares	11,194	197,288

Health Care (4.4%):
Novartis AG	7,006	566,829
Roche Holding AG	2,086	478,673
		1,045,502
		1,735,611

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
United Kingdom (18.8%):
Consumer Discretionary (0.6%):
Next PLC	2,198	$146,913

Consumer Staples (4.9%):
British American Tobacco PLC	3,547	205,012
Britvic PLC	17,189	164,642
Diageo PLC	13,115	443,482
Unilever PLC	6,536	362,451
		1,175,587
Energy (2.6%):
BP PLC	26,662	179,812
Royal Dutch Shell PLC, Class A	13,865	438,606
		618,418
Financials (3.6%):
Close Brothers Group PLC	12,981	261,759
HSBC Holdings PLC	43,281	406,381
Prudential PLC	7,473	186,714
		854,854
Health Care (1.5%):
Smith & Nephew PLC	18,635	348,555

Industrials (1.5%):
RELX PLC	17,655	362,615

Materials (4.1%):
Croda International PLC	6,097	391,624
Rio Tinto PLC	11,591	588,090
		979,714
		4,486,656
Total Common Stocks (Cost $19,563,289)		23,098,178

Preferred Stocks (1.4%)
Japan (1.4%):
Consumer Staples (1.4%):
Ito En Ltd.	15,600	339,677
Total Preferred Stocks (Cost $254,256)		339,677

Collateral for Securities Loaned (1.4%)
United States (1.4%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76% (d)	43,207	43,207
Fidelity Investments Money Market Government Portfolio, Class I, 1.53% (d)	96,565	96,565
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74% (d)	50,411	50,411
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88% (d)	14,402	14,402
JPMorgan Prime Money Market Fund, Capital Class, 1.77% (d)	129,615	129,615
Total Collateral for Securities Loaned (Cost $334,200)		334,200
Total Investments (Cost $20,151,745) — 99.4%		23,772,055
Other assets in excess of liabilities — 0.6%		145,358
NET ASSETS - 100.00%		$23,917,413

See notes to schedule of investments.

(a)                                 All securities, except those traded on exchanges in the United States were fair valued at March 31, 2018.  See Note 1 for further information.

(b)                                 All or a portion of this security is on loan.

(c)                                  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $137,700 and amounted to 0.6% of net assets.

(d)                                 Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

PLC—Public Limited Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Global Fund	March 31, 2018
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.0%)

Australia (2.6%):
Financials (1.2%):
Macquarie Group Ltd.	4,665	$371,902

Health Care (1.4%):
CSL Ltd.	3,696	445,203
		817,105
Belgium (1.0%):
Information Technology (1.0%):
Melexis NV	3,052	305,073

Bermuda (0.5%):
Industrials (0.5%):
Triton International, Ltd./Ber	5,394	165,056

Canada (1.5%):
Energy (0.4%):
Canadian Natural Resources Ltd.	3,534	111,106

Financials (0.7%):
The Bank of Nova Scotia	3,748	230,897

Materials (0.4%):
Kinross Gold Corp. (b)	30,564	120,766
		462,769
China (2.6%):
Financials (1.1%):
Industrial & Commercial Bank of China Ltd.	391,000	340,762

Information Technology (1.5%):
Tencent Holdings Ltd.	9,300	499,236
		839,998
Denmark (2.2%):
Consumer Staples (1.3%):
Royal Unibrew A/S	6,151	408,419

Financials (0.9%):
Danske Bank A/S	7,859	294,507
		702,926
France (4.1%):
Consumer Discretionary (2.0%):
Cie Generale des Etablissements Michelin	2,175	321,953
LVMH Moet Hennessy Louis Vuitton SA	1,031	317,688
		639,641
Energy (0.7%):
Total SA	3,816	218,705

Financials (0.4%):
BNP Paribas SA	1,622	120,274

Materials (1.0%):
Arkema SA	2,450	319,806
		1,298,426
Germany (2.4%):
Consumer Discretionary (1.1%):
Daimler AG, Registered Shares	3,968	338,032

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Financials (0.9%):
Hannover Rueck SE	2,146	$292,748
Industrials (0.4%):
Washtec AG	1,465	139,747
		770,527
Greece (0.6%):
Energy (0.6%):
Motor Oil (Hellas) Corinth Refineries SA	7,833	176,880

Hong Kong (2.1%):
Energy (1.2%):
CNOOC Ltd.	264,957	392,332

Financials (0.9%):
BOC Hong Kong Holdings Ltd.	59,000	289,450
		681,782
Indonesia (0.5%):
Telecommunication Services (0.5%):
PT Telekomunikasi Indonesia Persero TBK	546,900	143,836

Ireland (0.8%):
Industrials (0.8%):
Eaton Corp. PLC	3,214	256,831

Italy (2.0%):
Financials (0.3%):
Banca Generali SpA	2,935	94,682

Health Care (0.9%):
Recordati SpA	8,231	303,649

Utilities (0.8%):
Enel SpA	39,466	241,471
		639,802
Japan (7.5%):
Consumer Discretionary (0.9%):
Toyota Motor Corp.	4,100	266,257

Financials (1.6%):
Jafco Co. Ltd.	3,900	182,161
Mitsubishi UFJ Financial Group, Inc.	15,900	105,680
Resona Holdings, Inc.	37,796	203,181
		491,022
Health Care (1.6%):
As One Corp.	3,579	229,629
Hoya Corp.	5,700	287,963
		517,592
Industrials (2.5%):
EN-Japan, Inc.	6,100	346,925
Hitachi Construction Machinery Co. Ltd.	3,900	151,407
Kyowa Exeo Corp.	11,400	305,194
		803,526
Information Technology (0.4%):
Ulvac, Inc.	2,300	130,139

Materials (0.5%):
DIC Corp.	4,700	157,698
		2,366,234

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Korea, Republic Of (1.5%):
Consumer Staples (0.4%):
KT&G Corp.	1,314	$123,613

Information Technology (1.1%):
Samsung Electronics Co. Ltd.	148	345,831
		469,444
Malaysia (0.7%):
Financials (0.7%):
Malayan Banking Berhad	75,700	206,317

Mexico (0.6%):
Industrials (0.6%):
Promotora y Operadora de Infraestructura SAB de CV	19,345	192,361

Netherlands (0.7%):
Industrials (0.7%):
Wolters Kluwer NV	4,276	227,391

Norway (2.0%):
Energy (1.0%):
Aker BP ASA	11,904	322,835

Financials (1.0%):
SpareBank 1 SMN	28,934	300,018
		622,853
Singapore (1.0%):
Financials (0.4%):
Singapore Exchange Ltd.	22,100	124,797

Real Estate (0.6%):
Ascendas Real Estate Investment Trust	95,000	191,407
		316,204
South Africa (1.5%):
Consumer Staples (0.5%):
AVI Ltd.	18,053	168,663

Telecommunication Services (1.0%):
Vodacom Group Ltd.	23,382	302,398
		471,061
Sweden (1.9%):
Industrials (1.9%):
Atlas Copco AB	7,997	312,353
Nolato AB	4,050	296,687
		609,040
Switzerland (1.4%):
Health Care (1.4%):
Roche Holding AG	2,002	459,397

Taiwan (0.5%):
Financials (0.5%):
Cathay Financial Holding Co. Ltd.	88,000	157,809

United Kingdom (6.1%):
Consumer Discretionary (0.4%):
Next PLC	1,887	126,126

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Consumer Staples (1.6%):
Britvic PLC	9,977	$95,563
Diageo PLC	4,321	146,114
Unilever PLC	5,074	281,377
		523,054
Financials (1.2%):
Close Brothers Group PLC	13,833	278,939
HSBC Holdings PLC	11,505	108,025
		386,964
Industrials (0.6%):
RELX PLC	9,327	191,567

Materials (1.8%):
Croda International PLC	4,246	272,730
Rio Tinto PLC	5,730	290,722
		563,452
Utilities (0.5%):
Severn Trent PLC	5,643	146,068
		1,937,231
United States (49.7%):
Consumer Discretionary (5.9%):
Amazon.com, Inc. (b)	415	600,646
McDonald’s Corp.	2,461	384,851
Ross Stores, Inc.	4,989	389,043
The TJX Co., Inc.	6,220	507,303
		1,881,843
Consumer Staples (4.0%):
Colgate-Palmolive Co.	9,334	669,061
PepsiCo, Inc.	5,362	585,262
		1,254,323
Energy (1.9%):
ConocoPhillips	6,894	408,745
Phillips 66	2,062	197,787
		606,532
Financials (7.5%):
Bank of America Corp.	4,439	133,126
CME Group, Inc.	1,248	201,852
JPMorgan Chase & Co.	6,823	750,325
MSCI, Inc.	4,286	640,628
The PNC Financial Services Group, Inc.	3,408	515,426
The Progressive Corp.	2,250	137,092
		2,378,449
Health Care (5.6%):
Aetna, Inc.	2,534	428,246
Amgen, Inc.	2,697	459,785
Celgene Corp. (b)	3,733	333,021
Eli Lilly & Co.	4,808	371,995
Johnson & Johnson	1,362	174,540
		1,767,587
Industrials (2.9%):
3M Co.	2,137	469,114
HD Supply Holdings, Inc. (b)	6,840	259,510
Honeywell International, Inc.	1,278	184,684
		913,308
Alphabet, Inc., Class C (b)	427	440,574

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Information Technology (15.6%): Apple, Inc.	4,644	$779,170
Cisco Systems, Inc.	13,948	598,230
Facebook, Inc., Class A (b)	3,647	582,754
Mastercard, Inc., Class A	4,857	850,752
Microsoft Corp.	11,446	1,044,677
Texas Instruments, Inc.	6,183	642,352
		4,938,509
Materials (1.7%):
Quaker Chemical Corp.	418	61,918
The Chemours Co.	5,399	262,985
Westlake Chemical Corp.	2,025	225,079
		549,982
Real Estate (1.6%):
Liberty Property Trust	13,163	522,966

Telecommunication Services (2.0%):
Verizon Communications, Inc.	13,299	635,958

Utilities (1.0%):
MGE Energy, Inc.	5,778	324,146
		15,773,603
Total Common Stocks (Cost $24,036,165)		31,069,956

Preferred Stocks (1.1%)
Brazil (1.1%):
Financials (1.1%):
Itau Unibanco Holding S.A.	22,210	345,227
Total Preferred Stocks (Cost $220,760)		345,227
Total Investments (Cost $24,256,925) — 99.1%		31,415,183
Other assets in excess of liabilities — 0.9%		294,960
NET ASSETS - 100.00%		$31,710,143

(a)                   All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Mexico and Republic of Korea were fair valued at March 31, 2018.  See Note 1 for further information.

(b)                   Non-income producing security.

PLC—Public Limited Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Sophus Emerging Markets Fund	March 31, 2018
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.3%)

Argentina (1.1%):
Financials (0.6%):
Banco Macro SA, ADR	16,771	$1,810,765

Utilities (0.5%):
Pampa Energia SA, ADR (b)	22,679	1,351,668
		3,162,433
Austria (0.5%):
Financials (0.5%):
Erste Group Bank AG	27,078	1,361,135

Brazil (7.5%):
Consumer Discretionary (0.7%):
Magazine Luiza SA	62,550	1,855,277

Consumer Staples (1.1%):
Ambev SA, ADR	436,991	3,176,925

Financials (2.0%):
Banco Bradesco SA, ADR	241,251	2,866,062
Banco BTG Pactual SA	372,900	2,598,213
		5,464,275
Materials (2.3%):
Suzano Papel e Celulose SA	264,100	2,669,002
Vale SA, ADR	298,225	3,793,422
		6,462,424
Telecommunication Services (0.5%):
TIM Participacoes SA	322,800	1,408,155

Utilities (0.9%):
Companhia Paranaense de Energia-Copel, ADR (c)	184,935	1,453,589
Energisa SA	112,900	1,186,801
		2,640,390
		21,007,446
Chile (0.4%):
Energy (0.4%):
Geopark Ltd. (b)	82,068	1,017,643

China (25.5%):
Consumer Discretionary (0.4%):
JNBY Design Ltd. (c)	500,000	1,021,945

Consumer Staples (1.0%):
Ausnutria Dairy Corp. Ltd.	1,473,000	1,199,319
Dali Foods Group Co. Ltd. (d)	1,827,500	1,507,513
		2,706,832
Energy (0.6%):
China Shenhua Energy Co. Ltd.	702,500	1,763,142

Financials (7.2%):
China Construction Bank Corp.	8,125,857	8,487,762
Industrial & Commercial Bank of China Ltd.	5,800,000	5,054,780
Ping An Insurance Group Co. of China Ltd.	653,000	6,733,087
		20,275,629
Industrials (1.4%):
China Eastern Airlines Corp. Ltd.	2,406,000	1,764,409
Lonking Holdings Ltd.	4,909,000	2,111,764
		3,876,173

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Information Technology (13.6%):
AAC Technologies Holdings, Inc.	104,000	$1,905,816
Alibaba Group Holding Ltd., ADR (b)(c)	62,578	11,485,566
Baidu, Inc., ADR (b)	19,943	4,451,078
Silergy Corp.	56,000	1,271,638
Tencent Holdings Ltd.	293,915	15,777,733
Weibo Corp., ADR (b)	15,849	1,894,589
YY, Inc., ADR (b)	12,794	1,345,929
		38,132,349
Materials (1.3%):
Anhui Conch Cement Co. Ltd.	433,000	2,382,859
Maanshan Iron & Steel, Series H (b)	3,046,000	1,322,229
		3,705,088
		71,481,158
Greece (0.3%):
Energy (0.3%):
Motor Oil (Hellas) Corinth Refineries SA	37,367	843,797

Hong Kong (6.5%):
Consumer Discretionary (3.6%):
China Maple Leaf Educational Systems Ltd.	1,042,000	1,405,560
Haier Electronics Group Co. Ltd.	738,000	2,645,936
Melco International Development Ltd.	599,000	1,758,001
Nameson Holdings Ltd.	2,920,000	628,466
Shangri-La Asia Ltd.	558,000	1,133,031
Xinyi Glass Holdings Ltd.	1,628,000	2,478,150
		10,049,144
Energy (0.9%):
CNOOC Ltd.	1,725,000	2,554,270

Health Care (0.5%):
Sino Biopharmaceutical Ltd.	690,000	1,371,344

Materials (0.7%):
Nine Dragons Paper Holdings Ltd.	1,243,000	1,883,954

Real Estate (0.8%):
Shimao Property Holdings Ltd.	811,000	2,326,096
		18,184,808
Hungary (0.9%):
Financials (0.9%):
OTP Bank Public Co. Ltd.	54,104	2,432,848

India (6.8%):
Consumer Discretionary (1.5%):
Apollo Tyres Ltd.	427,587	1,830,325
Mahindra & Mahindra Ltd.	197,593	2,250,216
		4,080,541
Energy (0.3%):
Indian Oil Corp. Ltd.	366,360	999,092

Financials (2.2%):
Edelweiss Financial Services Ltd.	387,273	1,428,510
Shriram Transport Finance Co. Ltd.	60,081	1,335,948
Yes Bank Ltd.	702,193	3,316,276
		6,080,734
Health Care (0.7%):
Cipla Ltd.	241,528	2,024,915

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Industrials (1.4%):
Larsen & Toubro Ltd.	194,686	$3,937,512

Utilities (0.7%):
Power Grid Corp. of India Ltd.	646,811	1,927,631
		19,050,425
Indonesia (1.9%):
Consumer Discretionary (0.5%):
PT Sri Rejeki Isman TBK	59,263,200	1,444,794

Energy (0.8%):
PT United Tractors TBK	1,000,200	2,333,873

Financials (0.6%):
PT Bank Tabungan Negara Persero TBK	5,931,400	1,642,716
		5,421,383
Korea, Republic Of (13.9%):
Consumer Discretionary (1.8%):
LG Electronics, Inc.	16,629	1,715,883
Lotte Himart Co. Ltd.	31,130	2,148,663
Modetour Network, Inc.	30,860	1,132,152
		4,996,698
Consumer Staples (1.1%):
Orion Corp.	25,266	3,049,944

Energy (1.2%):
SK Innovation Co. Ltd.	17,119	3,402,869

Financials (1.7%):
KB Financial Group, Inc.	44,073	2,556,352
Korea Investment Holdings Co. Ltd.	27,387	2,149,990
		4,706,342
Industrials (1.2%):
CJ Corp.	12,328	1,833,188
LS Industrial Systems Co. Ltd.	26,078	1,514,690
		3,347,878
Information Technology (4.9%):
Samsung Electronics Co. Ltd.	4,142	9,678,593
SK Hynix, Inc.	51,042	3,910,794
		13,589,387
Materials (2.0%):
LG Chem Ltd.	8,366	3,054,122
POSCO, ADR	33,712	2,658,191
		5,712,313
		38,805,431
Luxembourg (0.8%):
Materials (0.8%):
Ternium SA, ADR	70,136	2,278,719

Malaysia (1.4%):
Financials (0.8%):
CIMB Group Holdings Berhad	1,225,100	2,280,877

Industrials (0.6%):
Malaysia Airports Holdings BHD	711,700	1,632,765
		3,913,642
Mexico (2.0%):
Financials (0.7%):

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Banco del Bajio SA (b)(d)	983,275	$2,104,897
Industrials (0.5%):

Promotora y Operadora de Infraestructura SAB de CV	135,786	1,350,218
Telecommunication Services (0.8%):
America Movil, ADR	111,550	2,129,489
		5,584,604
Philippines (0.9%):
Consumer Discretionary (0.9%):
Bloomberry Resorts Corp. (b)	9,450,800	2,615,696

Poland (0.6%):
Financials (0.2%):
Bank Pekao SA	17,267	623,136

Materials (0.4%):
KGHM Polska Miedz SA	41,911	1,067,954
		1,691,090
Russian Federation (3.4%):
Energy (1.6%):
LUKOIL PJSC, ADR	63,870	4,415,862
		4,415,862
Financials (1.4%):
Sberbank of Russia PJSC, ADR	216,677	4,041,026

Utilities (0.4%):
Inter RAO UES PJSC	16,392,000	1,097,116
		9,554,004
South Africa (5.8%):
Consumer Discretionary (2.2%):
Naspers Ltd.	24,590	6,022,199

Consumer Staples (0.8%):
Astral Foods Ltd.	83,357	2,211,064

Financials (1.6%):
Barclays Africa Group Ltd.	284,980	4,567,836

Industrials (0.7%):
KAP Industrial Holdings Ltd.	2,750,216	1,992,516

Materials (0.5%):
PPC Ltd. (b)	1,959,395	1,300,239
		16,093,854
Taiwan (10.9%):
Consumer Staples (0.6%):
TCI Co. Ltd.	123,839	1,751,047

Financials (2.1%):
Cathay Financial Holding Co. Ltd.	1,883,000	3,376,758
CTBC Financial Holding Co. Ltd.	3,440,000	2,485,872
		5,862,630
Information Technology (7.3%):
ASPEED Technology, Inc.	89,000	2,793,338
Flexium Interconnect, Inc.	559,000	1,943,148
MediaTek, Inc.	299,000	3,440,601
Taiwan Semiconductor Manufacturing Co. Ltd.	1,200,998	10,173,392
Win Semiconductors Corp.	180,000	1,957,610
		20,308,089

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Telecommunication Services (0.9%):
Far EasTone Telecommunications Co. Ltd.	998,000	$2,642,406
		30,564,172
Thailand (1.4%):
Energy (0.7%):
Banpu PCL	2,943,100	1,875,636

Real Estate (0.7%):
Quality Houses PCL, Series F	21,996,900	2,057,402
		3,933,038
Turkey (2.4%):
Consumer Discretionary (0.5%):
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	159,662	1,392,536

Financials (1.0%):
Turkiye Garanti Bankasi AS	1,007,543	2,794,173

Industrials (0.6%):
Pegasus Hava Tasimaciligi AS (b)	175,155	1,595,914

Materials (0.3%):
Anadolu CAM Sanayii AS	1,145,521	996,687
		6,779,310
United Kingdom (1.4%):
Materials (1.4%):
Anglo American PLC	163,042	3,797,468
Total Common Stocks (Cost $220,274,721)		269,574,104

Preferred Stocks (0.6%)
Brazil (0.6%):
Industrials (0.6%):
Randon SA Implementos e Participacoes	676,200	1,767,830
Total Preferred Stocks (Cost $1,255,358)		1,767,830

Collateral for Securities Loaned (1.1%)
United States (1.1%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76% (e)	387,063	387,063
Fidelity Investments Money Market Government Portfolio, Class I, 1.53% (e)	865,060	865,060
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74% (e)	451,598	451,598
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88% (e)	129,021	129,021
JPMorgan Prime Money Market Fund, Capital Class, 1.77% (e)	1,161,136	1,161,136
Total Collateral for Securities Loaned (Cost $2,993,878)		2,993,878
Total Investments (Cost $224,523,957) — 98.0%		274,335,812
Other assets in excess of liabilities — 2.0%		5,596,202
NET ASSETS - 100.00%		$279,932,014

See notes to schedule of investments.

(a)                   All securities, except those traded on exchanges in the United States (including ADRs), Brazil and Mexico were fair valued at March 31, 2018.  See Note 1 for further information.

(b)                   Non-income producing security.

(c)                    All or a portion of this security is on loan.

(d)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $3,612,410 and amounted to 1.3% of net assets.

(e)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

ADR—American Depositary Receipt

PCL—Public Company Limited

PLC—Public Limited Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Sophus Emerging Markets Small Cap Fund	March 31, 2018
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.6%)

Argentina (1.0%):
Utilities (1.0%):
Pampa Energia SA, ADR (b)	1,040	$61,984

Brazil (4.8%):
Consumer Discretionary (1.3%):
Magazine Luiza SA	2,821	83,673

Financials (1.0%):
Banco BTG Pactual SA	9,400	65,495

Materials (1.3%):
Bradespar SA	8,500	81,086

Utilities (1.2%):
Energisa SA	7,400	77,789
		308,043

Chile (1.1%):
Energy (1.1%):
Geopark Ltd. (b)	5,863	72,701

China (13.6%):
Consumer Discretionary (0.7%):
JNBY Design Ltd.	22,000	44,966

Consumer Staples (2.4%):
Ausnutria Dairy Corp. Ltd. (c)	98,000	79,792
Tianyun International Holdings Ltd.	414,000	74,260
		154,052
Health Care (0.6%):
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	75,000	35,928

Industrials (2.1%):
Lonking Holdings Ltd.	168,000	72,270
Precision Tsugami China Corp. (b)	42,000	63,254
		135,524
Information Technology (5.1%):
Chinasoft International Ltd.	88,000	79,606
Hua Hong Semiconductor Ltd. (d)	29,000	58,080
Silergy Corp.	3,000	68,123
Yangtze Optical Fibre and Cable Joint Stock Co. Ltd. (b)(d)	15,000	70,441
YY, Inc., ADR (b)	502	52,810
		329,060
Materials (0.8%):
Maanshan Iron & Steel, Series H (b)	126,000	54,695

Real Estate (1.9%):
Times Property Holdings Ltd.	42,000	64,817
Yuzhou Properties Co. Ltd.	82,000	56,324
		121,141
		875,366
Hong Kong (10.4%):
Consumer Discretionary (4.0%):
China Maple Leaf Educational Systems Ltd.	52,000	70,143
Haier Electronics Group Co. Ltd.	20,000	71,706
Melco International Development Ltd.	23,000	67,502
Nameson Holdings Ltd.	204,000	43,907
		253,258

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Health Care (1.4%):
Dawnrays Pharmaceutical Holdings Ltd.	92,000	$50,571
Lee’s Pharmaceutical Holdings	31,000	40,662
		91,233
Industrials (1.5%):
Shenzhen International Holdings Ltd.	44,500	98,065

Materials (1.1%):
China Resources Cement Holdings Ltd.	82,000	71,732

Real Estate (2.4%):
K Wah International Holdings Ltd.	98,000	65,553
Yuexiu Property Co. Ltd.	372,000	88,473
		154,026
		668,314

India (12.6%):
Consumer Discretionary (3.0%):
Apollo Tyres Ltd.	19,110	81,802
Trident Ltd.	46,908	43,036
V-Mart Retail Ltd.	2,371	69,541
		194,379
Consumer Staples (1.0%):
LT Foods Ltd.	46,264	61,196

Financials (2.1%):
Edelweiss Financial Services Ltd.	18,239	67,277
Shriram Transport Finance Co. Ltd.	3,082	68,531
		135,808
Health Care (0.8%):
Caplin Point Laboratories Ltd.	6,139	54,133

Industrials (1.0%):
NRB Bearings Ltd.	26,783	63,698

Materials (2.7%):
Meghmani Organics Ltd.	49,367	64,787
MOIL Ltd.	19,233	58,013
West Coast Paper Mills Ltd.	14,069	51,978
		174,778
Real Estate (0.9%):
Brigade Enterprises Ltd.	14,430	54,772

Utilities (1.1%):
CESC Ltd.	4,656	69,344
		808,108
Indonesia (3.3%):
Energy (1.2%):
PT Indo Tambangraya Megah TBK	38,100	79,087

Financials (1.1%):
PT Bank Tabungan Negara Persero TBK	254,400	70,457

Industrials (1.0%):
PT Pembangunan Perumahan Persero TBK	325,800	62,147
		211,691
Korea, Republic Of (15.9%):
Consumer Discretionary (3.5%):
Lotte Himart Co. Ltd.	1,262	87,106
Modetour Network, Inc.	1,800	66,036

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Nasmedia Co. Ltd.	827	$73,103
		226,245
Consumer Staples (2.3%):
Hyundai Greenfood Co. Ltd.	5,186	67,491
Orion Corp.	680	82,085
		149,576
Financials (0.7%):
Korea Investment Holdings Co. Ltd.	537	42,157

Health Care (3.9%):
Chong Kun Dang Pharmaceutical Corp.	594	71,660
Green Cross Corp.	352	66,817
Interojo Co. Ltd.	1,562	59,695
Rayence Co. Ltd.	2,795	48,944
		247,116
Industrials (1.8%):
CJ Corp.	371	55,168
LS Industrial Systems Co. Ltd.	976	56,689
		111,857
Information Technology (1.6%):
DuzonBizon Co. Ltd.	1,016	56,720
Eugene Technology Co. Ltd.	2,750	48,629
		105,349
Materials (2.1%):
Hanil Cement Co. Ltd.	567	57,528
Korea Petrochemical Ind Co. Ltd.	285	78,873
		136,401
		1,018,701
Luxembourg (1.0%):
Materials (1.0%):
Ternium SA, ADR	1,961	63,713

Malaysia (1.6%):
Industrials (1.6%):
Gabungan AQRS BHD	148,000	58,391
Malaysia Airports Holdings BHD	18,200	41,754
		100,145
Mexico (1.8%):
Financials (1.1%):
Banco del Bajio SA (b)(d)	34,742	74,372

Industrials (0.7%):
Promotora y Operadora de Infraestructura SAB de CV	4,408	43,832
		118,204
Philippines (1.1%):
Consumer Discretionary (1.1%):
Bloomberry Resorts Corp. (b)	265,300	73,427

Poland (0.9%):
Information Technology (0.9%):
Livechat Software SA	5,553	60,075

Russian Federation (2.0%):
Financials (1.1%):
Bank St Petersburg PJSC	72,000	68,295

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Utilities (0.9%):
OGK-2 PJSC	7,183,000	$58,007
		126,302
South Africa (5.4%):
Consumer Staples (2.1%):
Astral Foods Ltd.	3,224	85,517
Clover Industries Ltd.	33,524	46,874
		132,391
Industrials (1.1%):
KAP Industrial Holdings Ltd.	99,495	72,084

Materials (2.2%):
African Rainbow Minerals Ltd.	9,424	81,036
PPC Ltd. (b)	88,053	58,431
		139,467
		343,942
Taiwan (15.8%):
Consumer Staples (1.3%):
TCI Co. Ltd.	5,680	80,314

Financials (1.0%):
King’s Town Bank Co. Ltd.	53,000	67,464

Health Care (0.9%):
St.Shine Optical Co. Ltd.	2,000	59,153

Industrials (2.1%):
Sinmag Equipment Corp.	10,066	56,506
United Integrated Services Co. Ltd.	35,000	79,011
		135,517
Information Technology (7.1%):
ASPEED Technology, Inc.	2,000	62,772
Chipbond Technology Corp.	24,000	57,075
Chroma ATE, Inc.	12,000	74,672
Ennoconn Corp.	3,000	49,770
Epistar Corp. (b)	43,000	62,490
Flexium Interconnect, Inc.	20,000	69,522
Parade Technologies Ltd.	4,000	78,629
		454,930
Materials (2.4%):
Chung Hwa Pulp Corp.	172,000	68,060
Grand Pacific Petrochemical	79,000	83,484
		151,544
Real Estate (1.0%):
Huaku Development Co. Ltd.	25,000	62,017
		1,010,939
Thailand (1.9%):
Energy (0.8%):
Bangchak Corp. PCL	45,900	54,148

Real Estate (1.1%):
Quality Houses PCL, Series F	749,400	70,093
		124,241
Turkey (3.4%):
Consumer Discretionary (0.9%):
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	6,664	58,122

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Financials (1.0%):
Yapi ve Kredi Bankasi AS	53,873	$60,997

Industrials (0.8%):
Pegasus Hava Tasimaciligi AS (b)	5,741	52,309

Materials (0.7%):
Anadolu CAM Sanayii AS	54,719	47,609
		219,037
Total Common Stocks (Cost $5,382,828)		6,264,933

Preferred Stocks (1.0%)
Brazil (1.0%):
Industrials (1.0%):
Randon SA Implementos e Participacoes	24,000	62,745
Total Preferred Stocks (Cost $35,631)		62,745

Collateral for Securities Loaned (0.8%)
United States (0.8%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76% (e)	6,582	6,582
Fidelity Investments Money Market Government Portfolio, Class I, 1.53% (e)	14,711	14,711
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74% (e)	7,680	7,680
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88% (e)	2,194	2,194
JPMorgan Prime Money Market Fund, Capital Class, 1.77% (e)	19,746	19,746
Total Collateral for Securities Loaned (Cost $50,913)		50,913
Total Investments (Cost $5,469,372) — 99.4%		6,378,591
Other assets in excess of liabilities — 0.6%		39,609
NET ASSETS - 100.00%		$6,418,200

(a)                                 All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Mexico and Republic of Korea were fair valued at March 31, 2018.  See Note 1 for further information.

(b)                                 Non-income producing security.

(c)                                  All or a portion of this security is on loan.

(d)                                 Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $202,893 and amounted to 3.2% of net assets.

(e)                                  Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

ADR—American Depositary Receipt

PCL—Public Company Limited

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Partners Fund	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Banks (17.1%):
Associated Banc-Corp.	850,937	$21,145,785
Chemical Financial Corp.	166,615	9,110,508
Columbia Banking System, Inc.	224,166	9,403,764
First Horizon National Corp.	705,714	13,288,595
Hancock Holding Co.	97,527	5,042,146
Independent Bank Group, Inc.(a)	80,530	5,693,471
Renasant Corp.	169,633	7,219,580
South State Corp.	75,920	6,475,976
Synovus Financial Corp.	196,009	9,788,689
UMB Financial Corp.	89,482	6,477,602
Union Bankshares Corp.	76,860	2,821,531
		96,467,647
Capital Markets (5.9%):
CBOE Holdings, Inc.	81,446	9,292,989
Federated Investors, Inc., Class B(a)	719,182	24,020,678
		33,313,667
Consumer Discretionary (9.1%):
Cooper-Standard Holding(b)	59,360	7,290,002
Jack in the Box, Inc.	60,600	5,170,998
Liberty Expedia Holdings, Inc., Class A(a)(b)	449,947	17,673,918
Liberty Interactive Corp. QVC Group, Series A, Class A(a)(b)	357,618	9,001,245
Penske Automotive Group, Inc.	273,921	12,142,918
		51,279,081
Consumer Staples (5.0%):
Hostess Brands, Inc.(a)(b)	715,831	10,587,140
Nomad Foods Ltd.(a)(b)	339,910	5,350,183
Performance Food Group Co.(b)	419,935	12,535,060
		28,472,383
Energy (8.4%):
Energen Corp.(b)	136,877	8,604,088
Halcon Resources Corp.(b)	1,091,210	5,314,193
Kosmos Energy Ltd.(b)	1,817,817	11,452,247
Matador Resources Co.(b)	133,955	4,006,594
Pbf Energy, Inc.	127,640	4,326,996
Peyto Exploration & Development Corp.(a)	589,930	4,945,850
SRC Energy, Inc.(b)	921,574	8,690,443
		47,340,411
Health Care (4.7%):
Allscripts Healthcare Solutions, Inc.(b)	630,860	7,791,121
Molina Healthcare, Inc.(b)	104,260	8,463,827
NuVasive, Inc.(b)	197,240	10,297,900
		26,552,848
Industrials (9.8%):
Advanced Disposal Services, Inc.(b)	375,693	8,370,440
Atkore International Group, Inc.(b)	342,100	6,790,685
Azul SA, ADR(b)	271,649	9,439,803
H&E Equipment Services, Inc.	136,470	5,252,730
Regal Beloit Corp.(a)	89,918	6,595,485
Rexnord Corp.(b)	244,630	7,260,618
Rush Enterprises, Inc., Class A(b)	71,830	3,052,057

See notes to schedule of investments.

Security Description	Shares	Value
SkyWest, Inc.	144,350	$7,852,640
		54,614,458
Information Technology (16.2%):
Belden, Inc.	115,199	7,941,819
CommVault Systems, Inc.(b)	310,363	17,752,764
Cray, Inc.(a)(b)	469,930	9,727,551
Diebold, Inc.(a)	572,280	8,813,112
Euronet Worldwide, Inc.(b)	214,380	16,918,870
MicroStrategy, Inc., Class A(b)	80,201	10,345,127
NetScout Systems, Inc.(b)	151,329	3,987,519
Verint Systems, Inc.(b)	369,610	15,745,386
		91,232,148
Insurance (6.9%):
Axis Capital Holdings Ltd.	110,050	6,335,579
Hanover Insurance Group, Inc.	26,860	3,166,525
Primerica, Inc.	86,013	8,308,856
Torchmark Corp.	169,080	14,231,464
United Fire Group, Inc.	30,390	1,454,465
White Mountains Insurance Group Ltd.	7,050	5,798,766
		39,295,655
Materials (3.5%):
Commercial Metals Co.	202,388	4,140,858
Compass Minerals International, Inc.(a)	142,676	8,603,363
Summit Materials, Inc., Class A(b)	228,167	6,908,897
		19,653,118
Real Estate (5.1%):
Education Realty Trust, Inc.	114,540	3,751,185
Equity Commonwealth(b)	721,851	22,139,170
Spirit Realty Capital, Inc.	378,180	2,934,677
		28,825,032
Thrifts & Mortgage Finance (3.4%):
Essent Group Ltd.(b)	452,162	19,244,014

Utilities (3.5%):
Black Hills Corp.(a)	150,115	8,151,245
El Paso Electric Co.(a)	137,470	7,010,970
South Jersey Industries, Inc.	190,420	5,362,227
		20,524,442
Total Common Stocks (Cost $451,741,652)		556,814,904
Preferred Stocks (0.3%)
Health Care (0.3%):
WellDoc, Inc.(c)(d)	1,587,483	1,942,920
Total Preferred Stock (Cost $1,942,920)		1,942,920

See notes to schedule of investments.

Security Description	Shares	Value
Collateral for Securities Loaned (5.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(e)	4,087,218	$4,087,218
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(e)	9,134,670	9,134,670
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(e)	4,768,679	4,768,679
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(e)	1,362,406	1,362,406
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(e)	12,261,109	12,261,109
Total Collateral for Securities Loaned (Cost $31,614,082)		31,614,082
Total Investments (Cost $485,298,654) — 104.5%		590,371,906
Liabilities in excess of other assets — (4.5)%		(25,669,054)
NET ASSETS - 100.00%		$564,702,852

(a)                                 All or a portion of this security is on loan.

(b)                                 Non-income producing security.

(c)                                  The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2018, illiquid securities were 0.3% of the Fund’s net assets.

(d)                                 Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.3% of the Fund’s net assets as of March 31, 2018. This security is classified as Level 3 within the fair value hierarchy. (See Note 1)

(e)                                  Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

ADR—American Depositary Receipt

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Value Fund	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Banks (5.0%):
Comerica, Inc.	145,493	$13,957,143
KeyCorp	513,480	10,038,534
		23,995,677
Capital Markets (5.8%):
CBOE Holdings, Inc.	43,950	5,014,695
E*TRADE Financial Corp.(a)	322,140	17,849,777
Federated Investors, Inc., Class B	141,790	4,735,786
		27,600,258
Consumer Discretionary (12.4%):
Aramark	203,335	8,043,933
Delphi Technologies PLC	123,780	5,898,117
Expedia, Inc.	136,620	15,084,214
Liberty Interactive Corp. QVC Group, Series A, Class A(a)(b)	297,950	7,499,402
LKQ Corp.(a)	325,490	12,352,346
MGM Resorts International	237,190	8,306,393
Penske Automotive Group, Inc.	57,260	2,538,336
		59,722,741
Consumer Finance (2.4%):
Capital One Financial Corp.	120,320	11,529,062

Consumer Staples (4.7%):
Performance Food Group Co.(a)	275,890	8,235,317
Post Holdings, Inc.(a)	191,630	14,517,889
		22,753,206
Energy (7.8%):
Devon Energy Corp.	286,863	9,119,375
Energen Corp.(a)	115,008	7,229,403
Noble Energy, Inc.	401,245	12,157,724
Range Resources Corp.(b)	379,610	5,519,529
RPC, Inc.(b)	196,770	3,547,763
		37,573,794
Health Care (7.8%):
Allergan PLC	93,080	15,664,433
Molina Healthcare, Inc.(a)	64,240	5,215,003
NuVasive, Inc.(a)	152,410	7,957,326
Zimmer Biomet Holdings, Inc.	74,060	8,075,503
		36,912,265
Industrials (6.6%):
Azul SA, ADR(a)	273,970	9,520,458
Crane Co.	38,780	3,596,457
KAR Auction Services, Inc.(b)	43,550	2,360,410
Sensata Technologies Holding PLC(a)(b)	83,350	4,320,031
Snap-on, Inc.(b)	24,430	3,604,402
Timken Co.	78,630	3,585,528
United Rentals, Inc.(a)	24,430	4,219,794
		31,207,080
Information Technology (12.7%):
Cognizant Technology Solutions Corp., Class A	117,581	9,465,271
CommVault Systems, Inc.(a)	116,700	6,675,240
Diebold, Inc.(b)	362,425	5,581,345

See notes to schedule of investments.

Security Description	Shares	Value
Euronet Worldwide, Inc.(a)	185,303	$14,624,112
FleetCor Technologies, Inc.(a)	56,640	11,469,600
NCR Corp.(a)	114,760	3,617,235
Verint Systems, Inc.(a)	197,130	8,397,738
		59,830,541
Insurance (12.6%):
American International Group, Inc.	160,280	8,722,438
Athene Holding Ltd., Class A(a)	362,650	17,338,296
Brown & Brown, Inc.	546,200	13,895,327
Renaissancere Holdings Ltd.(b)	109,950	15,229,175
The Progressive Corp.	85,832	5,229,744
		60,414,980
Materials (7.2%):
Ball Corp.(b)	349,690	13,886,189
Compass Minerals International, Inc.(b)	102,520	6,181,956
Sealed Air Corp.(b)	224,220	9,594,374
WestRock Co.	71,580	4,593,289
		34,255,808
Real Estate (8.9%):
Equity Commonwealth(a)	559,493	17,159,649
Invitation Homes, Inc.	507,900	11,595,357
MGM Growth Properties LLC, Series A	221,530	5,879,406
Spirit Realty Capital, Inc.	965,610	7,493,134
		42,127,546
Utilities (5.5%):
AES Corp.	565,500	6,429,735
Atmos Energy Corp.	61,069	5,144,453
DTE Energy Co.	46,005	4,802,922
WEC Energy Group, Inc.	77,635	4,867,715
Xcel Energy, Inc.	112,425	5,113,089
		26,357,914
Total Common Stocks (Cost $416,253,953)		474,280,872
Collateral for Securities Loaned (5.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	3,149,796	3,149,796
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	7,039,593	7,039,593
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	3,674,961	3,674,961
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	1,049,932	1,049,932
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	9,448,969	9,448,969
Total Collateral for Securities Loaned (Cost $24,363,251)		24,363,251
Total Investments (Cost $440,617,204) — 104.5%		498,644,123
Liabilities in excess of other assets — (4.5)%		(21,355,218)
NET ASSETS - 100.00%		$477,288,905

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security is on loan.

(c)                                  Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

See notes to schedule of investments.

ADR—American Depositary Receipt

LLC—Limited Liability Company

PLC—Public Limited Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Large Cap Alpha Fund	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Banks (11.2%):
Comerica, Inc.	217,180	$20,834,077
JPMorgan Chase & Co.	183,040	20,128,909
The PNC Financial Services Group, Inc.	100,950	15,267,678
U.S. Bancorp	198,900	10,044,450
		66,275,114
Capital Markets (5.2%):
CBOE Holdings, Inc.	81,870	9,341,367
E*TRADE Financial Corp.(a)	387,590	21,476,362
		30,817,729
Consumer Discretionary (7.0%):
Booking Holdings, Inc.(a)	4,720	9,819,441
Liberty Interactive Corp. QVC Group, Series A, Class A(a)	390,721	9,834,447
LKQ Corp.(a)(b)	231,600	8,789,220
MGM Resorts International	370,200	12,964,404
		41,407,512
Consumer Finance (2.0%):
Capital One Financial Corp.	122,540	11,741,784

Consumer Staples (6.3%):
CVS Health Corp.	86,935	5,408,226
Mondelez International, Inc., Class A	398,250	16,618,972
Post Holdings, Inc.(a)	202,160	15,315,642
		37,342,840
Energy (12.4%):
Chevron Corp.	118,535	13,517,731
ConocoPhillips	100,110	5,935,522
Devon Energy Corp.	363,208	11,546,382
Enterprise Products Partners LP	347,110	8,497,253
EQT Corp.	209,490	9,952,870
Helmerich & Payne, Inc.(b)	135,690	9,031,526
Noble Energy, Inc.	493,204	14,944,082
		73,425,366
Health Care (6.7%):
Allergan PLC	117,234	19,729,310
UnitedHealth Group, Inc.	46,775	10,009,850
Zimmer Biomet Holdings, Inc.	93,380	10,182,155
		39,921,315
Industrials (6.0%):
Eaton Corp. PLC	56,970	4,552,473
Sensata Technologies Holding PLC(a)(b)	179,490	9,302,967
Southwest Airlines Co.	209,290	11,988,131
Union Pacific Corp.	69,990	9,408,756
		35,252,327
Information Technology (14.0%):
Alphabet, Inc., Class A(a)	23,090	23,947,563
Cognizant Technology Solutions Corp., Class A	146,577	11,799,449
FleetCor Technologies, Inc.(a)	77,800	15,754,500
Microsoft Corp.	130,990	11,955,457
Visa, Inc., Class A	167,040	19,981,324
		83,438,293

See notes to schedule of investments.

Security Description	Shares	Value
Insurance (14.5%):
Aflac, Inc.	236,600	$10,353,616
American International Group, Inc.	297,500	16,189,950
Arch Capital Group Ltd.(a)	136,950	11,721,551
Athene Holding Ltd., Class A(a)	406,630	19,440,980
Brown & Brown, Inc.	744,380	18,937,026
Cincinnati Financial Corp.	123,960	9,205,270
		85,848,393
Materials (7.0%):
Ball Corp.(b)	519,760	20,639,669
Lyondellbasell Industries NV, Class A	84,979	8,980,581
Sealed Air Corp.	286,430	12,256,340
		41,876,590
Real Estate (4.1%):
Equity Commonwealth(a)	392,220	12,029,387
Invitation Homes, Inc.	547,790	12,506,046
		24,535,433
Utilities (3.0%):
Duke Energy Corp.	133,920	10,374,782
Exelon Corp.	196,350	7,659,614
		18,034,396
Total Common Stocks (Cost $485,937,963)		589,917,092

Collateral for Securities Loaned (3.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	2,303,852	2,303,852
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	5,148,962	5,148,962
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	2,687,973	2,687,973
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	767,951	767,951
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	6,911,248	6,911,248
Total Collateral for Securities Loaned (Cost $17,819,986)		17,819,986
Total Investments (Cost $503,757,949) — 102.4%		607,737,078
Liabilities in excess of other assets — (2.4)%		(14,393,058)
NET ASSETS - 100.00%		$593,344,020

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security is on loan.

(c)                                  Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

LP—Limited Partnership

PLC—Public Limited Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Investors Fund	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Banks (7.1%):
Associated Banc-Corp.	68,920	$1,712,662
Comerica, Inc.	21,910	2,101,826
		3,814,488
Capital Markets (9.7%):
E*TRADE Financial Corp.(a)	47,785	2,647,768
Federated Investors, Inc., Class B	74,500	2,488,300
		5,136,068
Consumer Discretionary (8.5%):
Liberty Expedia Holdings, Inc., Class A(a)	61,830	2,428,682
LKQ Corp.(a)	56,740	2,153,283
		4,581,965
Consumer Staples (4.4%):
Post Holdings, Inc.(a)	31,090	2,355,378

Energy (10.6%):
Energen Corp.(a)	25,880	1,626,817
Kosmos Energy Ltd.(a)(b)	262,790	1,655,577
Noble Energy, Inc.	77,272	2,341,342
		5,623,736
Health Care (9.8%):
Allergan PLC	14,873	2,502,977
Allscripts Healthcare Solutions, Inc.(a)	96,400	1,190,540
NuVasive, Inc.(a)	29,220	1,525,576
		5,219,093
Information Technology (18.1%):
Alphabet, Inc., Class A(a)	1,552	1,609,641
CommVault Systems, Inc.(a)	42,725	2,443,870
Euronet Worldwide, Inc.(a)	23,840	1,881,453
FleetCor Technologies, Inc.(a)	4,230	856,575
NCR Corp.(a)	34,690	1,093,429
Verint Systems, Inc.(a)	42,690	1,818,594
		9,703,562
Insurance (14.6%):
Athene Holding Ltd., Class A(a)	64,880	3,101,913
Brown & Brown, Inc.	104,680	2,663,059
Renaissancere Holdings Ltd.	14,430	1,998,699
		7,763,671
Materials (6.8%):
Ball Corp.(b)	51,440	2,042,682
Compass Minerals International, Inc.(b)	18,096	1,091,189
Sealed Air Corp.	12,300	526,317
		3,660,188
Real Estate (5.6%):
Equity Commonwealth(a)	97,020	2,975,604

Thrifts & Mortgage Finance (4.0%):
Essent Group Ltd.(a)	50,400	2,145,024
Total Common Stocks (Cost $46,716,244)		52,978,777

See notes to schedule of investments.

Security Description	Shares	Value
Collateral for Securities Loaned (3.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	255,969	$255,969
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	572,075	572,075
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	298,647	298,647
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	85,323	85,323
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	767,873	767,873
Total Collateral for Securities Loaned (Cost $1,979,887)		1,979,887
Total Investments (Cost $48,696,131) — 102.9%		54,958,664
Liabilities in excess of other assets — (2.9)%		(1,562,475)
NET ASSETS - 100.00%		$53,396,189

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security is on loan.

(c)                                  Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

PLC—Public Limited Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Global Natural Resources Fund	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (95.8%)

Energy Equipment & Services (2.9%):
Fairmount Santrol Holdings, Inc.(a)(b)	4,940,522	$20,997,219
U.S. Silica Holdings, Inc.(b)	655,225	16,721,342
		37,718,561
Materials (24.6%):
First Quantum Minerals Ltd.	7,025,003	98,651,067
HudBay Minerals, Inc.	168,065	1,189,841
Taseko Mines Ltd.(a)	9,934,206	11,424,337
Turquoise Hill Resources Ltd.(a)(b)	66,965,238	205,583,280
		316,848,525
Oil, Gas & Consumable Fuels (68.3%):
Antero Resources Corp.(a)	5,680,049	112,748,972
ARC Resources Ltd.(b)	1,241,410	13,530,039
Cabot Oil & Gas Corp.	147,215	3,530,216
Centennial Research Development, Inc. PIPE(c)	2,288,502	41,994,012
Centennial Resource Development, Inc.(a)(b)	813,013	14,918,789
Concho Resources, Inc.(a)	404,063	60,742,791
Denbury Resources, Inc.(a)(b)	9,418,587	25,806,928
EOG Resources, Inc.	116,400	12,253,428
EQT Corp.	387,780	18,423,428
Kosmos Energy Ltd.(a)(b)	8,519,499	53,672,844
Laredo Petroleum, Inc.(a)	11,071,342	96,431,388
Noble Energy, Inc.	2,065,929	62,597,649
Ophir Energy PLC(a)	13,280,263	9,810,881
Peyto Exploration & Development Corp.(b)	5,743,296	48,150,595
Range Resources Corp.(b)	7,926,745	115,254,871
RSP Permian, Inc.(a)	346,120	16,226,106
SRC Energy, Inc.(a)	6,651,116	62,720,024
Tourmaline Oil Corp.	3,428,030	58,145,052
Whitecap Resources, Inc.	8,710,023	53,279,756
		880,237,769
Total Common Stocks (Cost $1,444,999,904)		1,234,804,855

Collateral for Securities Loaned (9.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(d)	15,182,095	15,182,095
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(d)	33,931,012	33,931,012
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(d)	17,713,406	17,713,406
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(d)	5,060,698	5,060,698
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(d)	45,544,262	45,544,262
Total Collateral for Securities Loaned (Cost $117,431,473)		117,431,473
Total Investments (Cost $1,562,431,377) — 104.9%		1,352,236,328
Liabilities in excess of other assets — (4.9)%		(62,850,179)
NET ASSETS - 100.00%		$1,289,386,149

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security is on loan.

(c)                                  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $41,994,012 and amounted to 3.3% of net assets.

(d)                                 Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

See notes to schedule of investments.

PIPE—Private Issuance of Public Equity

PLC—Public Limited Company

See notes to schedule of investments.

Notes to Schedules of Investments
Victory Portfolios	March 31, 2018
(Unaudited)

1. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

The Trust currently offers shares of 42 funds.  The accompanying Schedules of Portfolio Investments are those of the following 22 funds (collectively, the “Funds” and individually, a “Fund”).

Funds	Investment Share Classes Offered	Investment Objectives
Victory INCORE Investment Quality Bond Fund (“INCORE Investment Quality Bond Fund”)	Classes A, C, R and Y	Seeks to provide a high level of current income and capital appreciation without undue risk to principal
Victory INCORE Low Duration Bond Fund (“INCORE Low Duration Bond Fund”)	Classes A, C, R and Y	Seeks to provide a high level of current income consistent with preservation of capital
Victory High Yield Fund (“High Yield Fund”)	Classes A, C, R and Y	Seeks to provide current income with capital appreciation as a secondary objective
Victory Tax-Exempt Fund (“Tax-Exempt Fund”)	Classes A, C and Y	Seeks to maximize current income exempt from federal income taxes, consistent with the preservation of capital
Victory High Income Municipal Bond Fund (“High Income Municipal Bond Fund”)	Classes A, C and Y	Seeks to provide a high current income exempt from federal income taxes with a secondary objective of capital appreciation
Victory Floating Rate Fund (“Floating Rate Fund”)	Classes A, C, R and Y	Seeks to provide a high level of current income
Victory Strategic Income Fund (“Strategic Income Fund”)	Classes A, C, R and Y	Seeks to provide a high current income with a secondary objective of capital appreciation
Victory RS Small Cap Growth Fund (“RS Small Cap Growth Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital growth
Victory RS Select Growth Fund (“RS Select Growth Fund”)	Classes A, C, R, R6 and Y	Seeks to provide long-term capital growth

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2018
(Unaudited)

Victory RS Mid Cap Growth Fund (“RS Mid Cap Growth Fund”)	Classes A, C, R, R6 and Y	Seeks to provide long-term capital growth
Victory RS Growth Fund (“RS Growth Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital growth
Victory RS Science and Technology Fund (“RS Science and Technology Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital growth
Victory RS Small Cap Equity Fund (“RS Small Cap Equity Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital growth
Victory RS International Fund (“RS International Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory RS Global Fund (“RS Global Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory Sophus Emerging Markets Fund (“Sophus Emerging Markets Fund”)	Classes A, C, R, R6 and Y	Seeks to provide long-term capital appreciation
Victory Sophus Emerging Markets Small Cap Fund (“Sophus Emerging Markets Small Cap Fund”)	Classes A, C and Y	Seeks to provide long-term capital appreciation
Victory RS Partners Fund (“RS Partners Fund”)	Classes A, R and Y	Seeks to provide long-term capital appreciation
Victory RS Value Fund (“RS Value Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory RS Large Cap Alpha Fund (“RS Large Cap Alpha Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory RS Investors Fund (“RS Investors Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory Global Natural Resources Fund (“Global Natural Resources Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2018
(Unaudited)

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds, American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States (“U.S.”) issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Certain non-exchange-traded derivatives, such as certain swaps, have inputs which can generally be corroborated by market data and are therefore categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The RS International Fund, RS Global Fund, Sophus Emerging Markets Fund and Sophus Emerging Markets Small Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of March 31, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2018
(Unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
INCORE Investment Quality Bond Fund
Asset Backed Securities	$—	$—	$3,127,406	$—	$—	$—	$3,127,406	$—
Collateralized Mortgage Obligations	—	—	876,303	—	—	—	876,303	—
Residential Mortgage Backed Securities	—	—	1,045,615	—	—	—	1,045,615	—
Corporate Bonds	—	—	17,466,027	—	—	—	17,466,027	—
Government National Mortgage Association	—	—	29,031	—	—	—	29,031	—
U.S. Government Mortgage Backed Agencies	—	—	15,672,436	—	—	—	15,672,436	—
U.S. Treasury Obligations	—	—	1,523,179	—	—	—	1,523,179	—
Futures Contracts	—	131,470	—	—	—	—	—	131,470
Credit Default Swap	—	—	—	(6,098)	—	—	—	(6,098)
Total	—	131,470	39,739,997	(6,098)	—	—	39,739,997	125,372
INCORE Low Duration Bond Fund
Asset Backed Securities	—	—	61,798,726	—	—	—	61,798,726	—
Collateralized Mortgage Obligations	—	—	41,168,504	—	—	—	41,168,504	—
Residential Mortgage Backed Securities	—	—	34,784,416	—	—	—	34,784,416	—
Corporate Bonds	—	—	202,445,680	—	—	—	202,445,680	—
U.S. Government Mortgage Backed Agencies	—	—	54,984,253	—	—	—	54,984,253	—
U.S. Treasury Obligations	—	—	31,025,141	—	—	—	31,025,141	—
Collateral for Securities Loaned	7,479,183	—	—	—	—	—	7,479,183	—
Futures Contracts	—	19,275	—	—	—	—	—	19,275
Credit Default Swaps	—	—	—	(105,146)	—	—	—	(105,146)
Total	7,479,183	19,275	426,206,720	(105,146)	—	—	433,685,903	(85,871)

High Yield Fund
Common Stocks	1,832,590	—	—	—	—	—	1,832,590	—
Senior Secured Loans	—	—	16,247,742	—	—	—	16,247,742	—
Corporate Bonds	—	—	47,726,720	—	—	—	47,726,720	—
Collateral for Securities Loaned	11,952,742	—	—	—	—	—	11,952,742	—
Total	13,785,332	—	63,974,462	—	—	—	77,759,794	—

Tax-Exempt Fund
Municipal Bonds	—	—	83,210,474	—	—	—	83,210,474	—
Total	—	—	83,210,474	—	—	—	83,210,474	—
High Income Municipal Bond Fund
Municipal Bonds	—	—	59,626,891	—	—	—	59,626,891	—
Total	—	—	59,626,891	—	—	—	59,626,891	—
Floating Rate Fund
Common Stocks	—	—	4,143	—	—	—	4,143	—
Senior Secured Loans	—	—	573,400,973	—	—	—	573,400,973	—
Corporate Bonds	—	—	86,780,780	—	—	—	86,780,780	—

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2018
(Unaudited)

Total	—	—	660,185,896	—	—	—	660,185,896	—

Strategic Income Fund
Asset Backed Securities	—	—	3,381,387	—	—	—	3,381,387	—
Residential Mortgage Backed Securities	—	—	1,373,852	—	—	—	1,373,852	—
Senior Secured Loans	—	—	12,054,109	—	—	—	12,054,109	—
Corporate Bonds	—	—	16,343,451	—	—	—	16,343,451	—
U.S. Government Mortgage Backed Agencies	—	—	5,120,408	—	—	—	5,120,408	—
U.S. Treasury Obligations	—	—	13,225,891	—	—	—	13,225,891	—
Collateral for Securities Loaned	2,850,533	—	—	—	—	—	2,850,533	—
Futures Contracts	—	138,051	—	—	—	—	—	138,051
Credit Default Swap	—	—	—	(23,473)	—	—	—	(23,473)
Total	2,850,533	138,051	51,499,098	(23,473)	—	—	54,349,631	114,578

RS Small Cap Growth Fund
Common Stocks	1,759,515,617	—	—	—	—	—	1,759,515,617	—
Collateral for Securities Loaned	194,083,538	—	—	—	—	—	194,083,538	—
Total	1,953,599,155	—	—	—	—	—	1,953,599,155	—

RS Select Growth Fund
Common Stocks	389,440,600	—	—	—	—	—	389,440,600	—
Collateral for Securities Loaned	30,003,917	—	—	—	—	—	30,003,917	—
Total	419,444,517	—	—	—	—	—	419,444,517	—

RS Mid Cap Growth Fund
Common Stocks	313,034,471	—	—	—	—	—	313,034,471	—
Collateral for Securities Loaned	13,293,767	—	—	—	—	—	13,293,767	—
Total	326,328,238	—	—	—	—	—	326,328,238	—

RS Growth Fund
Common Stocks	250,403,075	—	—	—	—	—	250,403,075	—
Collateral for Securities Loaned	2,699,436	—	—	—	—	—	2,699,436	—
Total	253,102,511	—	—	—	—	—	253,102,511	—

RS Science and Technology Fund
Common Stocks	206,589,698	—	—	—	—	—	206,589,698	—
Collateral for Securities Loaned	29,859,362	—	—	—	—	—	29,859,362	—
Total	236,449,060	—	—	—	—	—	236,449,060	—
RS Small Cap Equity Fund
Common Stocks	71,398,911	—	—	—	—	—	71,398,911	—
Collateral for Securities Loaned	9,587,413	—	—	—	—	—	9,587,413	—
Total	80,986,324	—	—	—	—	—	80,986,324	—

RS International Fund
Common Stocks	—	—	23,098,178	—	—	—	23,098,178	—
Preferred Stocks	—	—	339,677	—	—	—	339,677	—
Collateral for Securities Loaned	334,200	—	—	—	—	—	334,200	—
Total	334,200	—	23,437,855	—	—	—	23,772,055	—

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2018
(Unaudited)

RS Global Fund
Common Stocks	16,974,233	(a)	—	14,095,723		—	—	—	31,069,956	—
Preferred Stocks	345,227		—	—		—	—	—	345,227	—
Total	17,319,460		—	14,095,723		—	—	—	31,415,183	—

Sophus Emerging Markets Fund
Common Stocks	63,343,086	(b)	—	206,231,018		—	—	—	269,574,104	—
Preferred Stocks	1,767,830		—	—		—	—	—	1,767,830	—
Collateral for Securities Loaned	2,993,878		—	—		—	—	—	2,993,878	—
Total	68,104,794		—	206,231,018		—	—	—	274,335,812	—
Sophus Emerging Markets Small Cap Fund
Common Stocks	802,474	(c)	—	5,462,459		—	—	—	6,264,933	—
Preferred Stocks	62,745		—	—		—	—	—	62,745	—
Collateral for Securities Loaned	50,913		—	—		—	—	—	50,913	—
Total	916,132		—	5,462,459		—	—	—	6,378,591	—

RS Partners Fund
Common Stocks	556,814,904		—	—		—	—	—	556,814,904	—
Preferred Stocks	—		—	—		—	1,942,920	—	1,942,920	—
Collateral for Securities Loaned	31,614,082		—	—		—	—	—	31,614,082	—
Total	588,428,986		—	—		—	1,942,920	—	590,371,906	—

RS Value Fund
Common Stocks	474,280,872		—	—		—	—	—	474,280,872	—
Collateral for Securities Loaned	24,363,251		—	—		—	—	—	24,363,251	—
Total	498,644,123		—	—		—	—	—	498,644,123	—

RS Large Cap Alpha Fund
Common Stocks	589,917,092		—	—		—	—	—	589,917,092	—
Collateral for Securities Loaned	17,819,986		—	—		—	—	—	17,819,986	—
Total	607,737,078		—	—		—	—	—	607,737,078	—

RS Investors Fund
Common Stocks	52,978,777		—	—		—	—	—	52,978,777	—
Collateral for Securities Loaned	1,979,887		—	—		—	—	—	1,979,887	—
Total	54,958,664		—	—		—	—	—	54,958,664	—

Global Natural Resources Fund
Common Stocks	1,224,993,974		—	9,810,881	(d)	—	—	—	1,234,804,855	—
Collateral for Securities Loaned	117,431,473		—	—		—	—	—	117,431,473	—
Total	1,342,425,447		—	9,810,881		—	—	—	1,352,236,328	—

^ Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a) All securities categorized as Brazil, Canada, Republic of Korea, Mexico, United States and all ADRs.

(b) All securities categorized as Brazil, Mexico and all ADRs.

(c) All securities categorized as Brazil, Republic of Korea, Mexico and all ADRs.

(d) Consists of holdings: Ophir Energy PLC, categorized as Oil, Gas & Consumable Fuels.

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2018
(Unaudited)

The following are transfers between Level 1 and Level 2 as of March 31, 2018:

Transfers from Level 2 to Level 1
RS Global Fund
Common Stocks	$123,613
Preferred Stocks	345,227
Sophus Emerging Markets Fund
Common Stocks	3,897,447
Preferred Stocks	1,767,830
Sophus Emerging Markets Small Cap Fund
Common Stocks	208,692
Preferred Stocks	62,745

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of March 31, 2018, the Funds had outstanding when-issued purchase commitments covered by segregated assets as identified in the Schedules of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2018
(Unaudited)

mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Loans:

Floating rate loans in which a Fund invest are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding Below Investment Grade Securities.

A Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Payment-In-Kind Securities:

Certain Funds may invest in payment-in-kind securities. Payment-in-kind securities give the issuer the option at each interest payment date to pay all or a portion of their interest or dividends in the form of additional securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

Below Investment Grade Securities:

Certain Funds may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2018
(Unaudited)

owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End & Closed-End Funds:

The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of March 31, 2018, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2018
(Unaudited)

contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Credit Derivatives:

The Funds may enter into credit derivatives, including centrally-cleared credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust a Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described in the Funds’ Statement of Additional Information.

Credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Funds.

The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into cleared swaps.

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2018
(Unaudited)

Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as ‘‘initial margin,’’ is in the nature of a performance bond or good faith deposit on the CDS and is returned to the Funds upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as ‘‘variation margin,’’ to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as ‘‘marking-to-market.’’ The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities.

As of March 31, 2018, the following Funds entered into centrally cleared CDS agreements primarily for the strategies listed below:

Fund	Strategy
INCORE Investment Quality Bond Fund	Asset allocation and risk exposure management
INCORE Low Duration Bond Fund	Asset allocation and risk exposure management
Strategic Income Fund	Asset allocation and risk exposure management

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank N.A. (“Citibank” or the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in Funds’ the Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2018
(Unaudited)

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of March 31, 2018:

	Gross
	Amount of
	Recognized
	Assets	Value of	Value of
	(Value of	Cash	Non-cash
	Securities on	Collateral	Collateral
Fund	Loan)	Received	Received	Net Amount
INCORE Low Duration Bond Fund	$7,277,630	$7,479,183	$—	$201,553
High Yield Fund	11,497,991	11,952,742	—	454,751
Strategic Income Fund	2,756,201	2,850,533	—	94,332
RS Small Cap Growth Fund	192,511,123	194,083,538	—	1,572,415
RS Select Growth Fund	29,759,704	30,003,917	—	244,213
RS Mid Cap Growth Fund	13,139,875	13,293,767	—	153,892
RS Growth Fund	2,687,926	2,699,436	—	11,510
RS Science and Technology Fund	29,629,501	29,859,362	—	229,861
RS Small Cap Equity Fund	9,556,267	9,587,413	—	31,146
RS International Fund	322,704	334,200	—	11,496
Sophus Emerging Markets Fund	2,988,927	2,993,878	—	4,951
Sophus Emerging Markets Small Cap Fund	48,771	50,913	—	2,142
RS Partners Fund	32,240,232	31,614,082	654,757	28,607
RS Value Fund	24,572,041	24,363,251	—	(208,790)
RS Large Cap Alpha Fund	17,930,473	17,819,986	—	(110,487)
RS Investors Fund	1,980,115	1,979,887	—	(228)
Global Natural Resources Fund	122,972,042	117,431,473	8,612,422	3,071,853

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2018
(Unaudited)

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

2. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The RS International Fund, RS Global Fund, Sophus Emerging Markets Fund and Sophus Emerging Markets Small Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ adviser, Victory Capital Management Inc., to be of comparable quality.

3. Recent Accounting Pronouncements:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — and also contain amendments to Regulation S-X

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2018
(Unaudited)

which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The Fund’s adoption of these amendments, effective with the Schedules of Portfolio Investments prepared as of March 31, 2018, required additional disclosures reflected herein, but had no effect on the Funds’ net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the Schedules of Portfolio Investments and related disclosures has not yet been determined.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Portfolios

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	May 29, 2018

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	May 29, 2018